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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES	OMB APPROVAL OMB Number: 3235-0570 Expires: November 30, 2005 Estimated average burden hours per response: 5.0

Investment Company Act file number
811-8674

PROTECTIVE INVESTMENT COMPANY
(Exact name of registrant as specified in charter)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of principal executive offices) (Zip code)

Steve M. Callaway, Esq.
2801 Highway 280 South
Birmingham, Alabama 35223
(Name and address of agent for service)

Registrant's telephone number, including area code:
1-800-627-0220

Date of fiscal year end:
December 31

Date of reporting period:
January 1, 2003 through June 30, 2003

        Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Protective Investment Company

Semi-Annual Report

Cumberland
Hudson's Bay
Labrador
C.Farewell
New Cornwall
New Hanover
Winnipeg
CANADA
L. Superior
Newfoundland
C.Breton I.
N.Scotia
C.Cod
New York
Montreal
AMERICA
UNITED STATES
Washington
Chesapeak B.
Charlestown
New Orleans
GULF OF MEXICO
MEXICO
Mexico
C.S.Lucas
Socoro
Jamaica
Domingo
CARIBBEAN SEA
Guatimala
Bay of Panama
COLOMBIA
GUIANA
Galapagos
G. of Guayaquil
C.Blanco
R. Amazon or Maranon
Para
Natal
SOUTH AMERICA
PERU
Lima
St. Salvador or Bahia
Rio Janeiro
C.Frio
S.Felix
Easter I.
Valparaiso
Juan Fernandez I.
CHILI
Buenos Ayres
R.Grande
R.de la Plata
BRAZIL
Valdivia
EAST WEST VARIATION
ATLANTIC OCEAN
PACIFIC

June 30, 2003

Performance and Portfolio Review by Fund

Protective Global Income Fund4
Managed by Goldman Sachs Asset Management International

Performance Review

 Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 4.65%.1 Over the same time period, the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged into U.S. dollars), generated a cumulative total return of 2.98%.

 The primary driver of the Fund's outperformance over the last six months was its active currency management and its overweight position in corporate securities. Currency performance was driven by our short U.S. dollar bias based on the belief that the increasing current account deficit would continue to exert downward pressure on the dollar. Positive technicals combined with signs of improving fundamentals lent support to the corporate bond markets. This was augmented by encouraging activity from rating agencies, suggesting that the credit rating cycle had bottomed out. Demand for new issues also remained robust and were easily absorbed by the market, indicating investors still have cash available to invest in credit. The Fund's duration and yield curve positions also enhanced results.

Portfolio Highlights

 We initiated a U.S. curve flattening position in the 5-10 year region of the curve in January 2003. This was based on our view that the curve was too steep given the exiting level of real short-term rates. In addition, we believed the increase in bond supply arising from President Bush's fiscal easing would have a greater impact on the middle part of the yield curve. Following much intra-period volatility, our position in the 5-10 year was neutral. We initiated a short U.S./long Canada trade following the 25 basis point rate hike by the Bank of Canada at the beginning of March. We believed that Canadian government bonds would outperform their U.S. counterparts. This was due to Canada's weak growth expectations, higher energy prices, which are reducing disposable income, and fiscal tightening following the appreciation of the Canadian dollar. We closed this position in May, taking profits over the life of the trade as a direct result of Canadian outperformance.

 We initiated a long U.S. position in the 10-year region of the curve in mid-March, as Treasury rates had sold-off to a point beyond which we think they were fairly valued. Although the landscape is extremely unclear at this point, we believed that the market was too optimistic in both its estimation of a brief war and its positive assessment of a strong post-war recovery. This position had a positive impact on performance.

 We maintained a short Japan position in the sub-5 year region of the curve during the second quarter 2003 since yields were close to all time lows and we saw little further upside to owning short maturity Japanese government bonds. This position was a positive contributor to performance as yields rose.

 The Fund's short UK/long Europe position contributed positively to performance. Despite weakening fundamentals, the UK economy showed some resilience, while European government bonds rallied on the back of economic weakness. We maintained this position in the 30-year region of the curve to take advantage of the spread of long German yields over UK counterparts. In the long term, we believe the European and UK curves will converge further. We closed out of the Fund's short UK/long Europe position in the 30-year region of the curve in April, taking profits over the life of the trade as a direct result of European 30-year outperformance.

4  Please see page 13 for disclosures.
1  Please see page 13 for disclosures.

 The Fund's exposure to the corporate market enhanced results during the reporting period. We maintained the Fund's overweight allocation throughout the period; however, we tactically trimmed certain positions, taking profits, as we believe the recent pace of spread tightening has outstripped the improvement in fundamentals for some securities. At the same time, some issues have lagged, providing buying opportunities. Expectations of improving credit quality in the coming quarters based on continued deleveraging and balance sheet repair make corporate spreads appear attractive over the longer-term. The Fund's largest corporate overweight positions remains in single-A and triple-B issuers.

Bond Allocation as of June 30, 20035

Country of Issuer	Percentage of Net Assets
United States	33.3%
Japan	11.9
France	10.4
United Kingdom	8.6
Sweden	7.0
The Netherlands	3.8
Belgium	3.2
Italy	2.6
Canada	2.5
Germany	2.3

Goldman Sachs Fixed Income Portfolio Management Team
July 14, 2003

5  Please see page 13 for disclosures.

Protective International Equity Fund3
Managed by Goldman Sachs Asset Management International

Performance Review

 Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 9.89%.1 Over the same time period, the Fund's benchmark, the MSCI EAFE Index (unhedged with dividends reinvested) generated a cumulative total return of 9.85%.

 The Fund's overall positive returns were due largely to an overweight position in the Financials and Consumer Discretionary sectors, as well as an underweight position in Energy. Specific stock contributors to performance included SAP AG and VNU NV. However, stock selection in Industrials, Information Technology, and Health Care detracted from relative performance over the period. On a regional level, throughout much of April and May, a significant change in Japanese pension fund legislation further depressed Japanese equity markets. As a result, the Fund's exposure to Japanese stocks detracted from results.

Portfolio Highlights

•
Banca Intesa/Royal Bank of Scotland Group—We initiated a position in Banca Intesa, Italy's largest retail bank by assets. To purchase Banca Intesa, we reduced the Fund's position in Royal Bank of Scotland. The stock had performed strongly and we took the opportunity to realize gains.

•
Cathay Pacific Airways, Ltd.—We initiated a position in Cathay Pacific Airways, a leading international airline based in Hong Kong. In the second quarter 2003, the company's shares were negatively impacted by a dramatic decline of air travel due to the SARS epidemic.

•
Bank of Ireland—We took the opportunity to decrease the Fund's overweight in Bank of Ireland during the review period. We believe that, although Ireland's economy continues to grow at a rate higher than larger European economies, the country's growth rate is now slowing.

 As in the past, we thank you for your continued confidence.

Top 10 Portfolio Holdings as of June 30, 20035

Company	Line of Business	Percentage of Net Assets
Vodafone Group PLC	Telecommunications	4.1%
GlaxoSmithKline PLC	Drugs	4.0
Novartis AG	Health	3.9
Total SA	Energy Resources	3.7
Unicredito Italiano SPA	Banks	2.9
BNP Paribas SA	Banks	2.8
Nokia Oyj	Telecommunications	2.4
Tesco PLC	Specialty Retail	2.4
Ricoh Co. Ltd.	Electronic Equipment	2.3
Nestle SA	Food & Beverage	2.3

Goldman Sachs International Equity Portfolio Management Team
July 14, 2003

3  Please see page 13 for disclosures.
1  Please see page 13 for disclosures.
5  Please see page 13 for disclosures.

Protective Capital Growth Fund4
Managed by Goldman Sachs Asset Management, L.P.

Performance Review

 Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 10.45%.1 Over the same time period, the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested), generated a cumulative total return of 11.76%. During the reporting period, the Fund's holdings in the Media, Consumer, and Producer Goods and Services sectors contributed to performance. The Fund's relative underperformance versus the benchmark was impacted by its holdings in the Finance and Technology sectors, which generated positive absolute returns, but underperformed stocks in sectors held by the benchmark.

 The equity markets performed poorly in the first quarter 2003 as the world was gripped by the war in Iraq, economic weakness, and concerns over SARS. However, in the second quarter, the markets rebounded strongly after an easing of geopolitical and economic turmoil and uncertainty. The Fund's relative underperformance during the period was, in part, due to the strong rally of higher risk, more speculative companies in which we do not invest. Our disciplined investment philosophy is to buy high quality growth companies with a strong business franchise, free cash flow, recurring revenue, favorable long-term prospects, excellent management, and strong financials.

 In the Technology sector, Microsoft Corp., and QUALCOMM, Inc. lagged the overall Technology sector. These companies are considered the leaders in the Technology area but are viewed as companies that are more conservative. Many of the Fund's financial companies for the year-to-date period have posted positive returns including Citigroup, Inc., Bank of America Corp., and MBNA Corp. However, the poor performance of Freddie Mac detracted from the Fund's return and significantly contributed to underperformance in the Financials sector. The company recently announced the departure of the CEO, COO, and CFO from the management team. More specifically, the COO was removed due to a lack of cooperation with the internal investigation of Freddie Mac's impending earnings restatement. For several months, it had been widely known that the company would have to upwardly revise its financial results of the past three years. This was due to the changes in the methods used by Freddie Mac to account for income generated from hedging transactions as recommended by their new auditors. In order to gain a better understanding of these issues, one of the senior members of our team met with senior lawmakers, congressional staffers, and lobbyists. These meetings gave us a clearer understanding of the way in which the company is viewed by the government. We believe that lawmakers are aware of the indispensable role that the company plays in sustaining the buoyant housing market and its direct impact on the health of the U.S. economy.

 Media companies have fared well in recent months due to the official end of the war in Iraq, a favorable FCC deregulation vote, and positive trends in advertising spending. Almost all of the Fund's Media holdings had positive returns including AOL Time Warner, Inc., Univision Communications, Inc., Clear Channel Communications, Inc., and EchoStar Communications Corp. all significantly contributing to positive performance. Travel and lodging related companies rebounded in the second quarter 2003 as travel volumes increased with the end of the war, fears of SARS subsiding, and the threat of terrorism diminished. Travel companies particularly suffered during the recent downturn as geopolitical and health risks drove travel volumes to record lows. In the second quarter, travel volumes recovered to pre-war volumes. Sabre Holdings Corp., Cendant Corp., Marriott International, Inc., Starwood Hotels & Resorts Worldwide, Inc., and Harrah's Entertainment, Inc. all benefited from the strength in the industry.

4  Please see page 13 for disclosures.

1  Please see page 13 for disclosures.

Portfolio Highlights

•
Clear Channel Communications, Inc.—Clear Channel Communications is a diversified media company with three business segments: radio broadcasting, outdoor advertising, and live entertainment. The firm benefitted from a recent FCC ruling that tightens ownership limits in most markets and therefore restricts the potential combinations of radio stations going forward.

•
Cendant Corp.—Cendant is a consumer and business services company primarily operating in two broad segments: travel services and real estate services. Travel and lodging related companies rebounded in recent months as geopolitical tensions and the fear of SARS eased. In the second quarter, travel volumes reached pre-war levels and Cendant Corp. rallied with the travel industry as a whole. Cendant owns dominant franchises within its business segments and virtually all of its businesses are the number one or number two players in their respective industries.

•
Viacom, Inc.—Viacom benefited from strong advertising sales for its various networks. In our team's frequent conversations with media buyers, we are constantly reminded that Viacom's networks garner the most interest. In addition, fears that company President Mel Karmazin may depart are no longer weighing on the stock price as he recently agreed to stay with Viacom for the next three years.

 As in the past, we thank you for your continued confidence.

Top 10 Portfolio Holdings as of June 30, 20035

Company	Line of Business	Percentage of Net Assets
Microsoft Corp.	Computer Software	4.9%
Wal-Mart Stores, Inc.	Department Stores	3.8
Pfizer, Inc.	Drugs	3.7
Exxon Mobil Corp.	Energy Resources	3.2
Viacom, Inc., Class B	Entertainment	3.0
General Electric Co.	Industrial Parts	2.8
PepsiCo, Inc.	Food & Beverage	2.7
Citigroup, Inc.	Financial Services	2.5
Fannie Mae	Financial Services	2.5
Intel Corp.	Semiconductors	2.4

Goldman Sachs Growth Equity Investment Management Team
July 14, 2003

5  Please see page 13 for disclosures.

Protective Growth and Income Fund4
Managed by Goldman Sachs Asset Management, L.P.

Performance Review

 Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 8.61%.1 Over the same time period, the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested), generated a cumulative total return of 11.76%. The Fund's emphasis on higher-quality value stocks caused it to underperform its benchmark during the reporting period, as riskier, more speculative stocks generated the strongest returns.

 The stock market's positive returns in the first half of 2003 were the result of a strong rally that occurred in the second quarter of the year. While the gains were broad based, investors began to invest cash in riskier securities across a variety of sectors with Technology, Biotechnology, and the Travel-related sectors leading the way. Investors were more willing to tolerate risk and pursue the stocks that had underperformed in recent years as they anticipated a sustained market rebound.

 Our emphasis on quality value stocks at attractive valuations has served us well in most market environments. While the second quarter 2003 was dominated by the strong rebound in highly speculative, lower quality stocks, we remained committed to finding and investing in those companies with good business models, high or improving return on invested capital, and quality management. Despite the recent exuberance in the market, we believe valuations are still unwarranted in some sectors and balance sheet improvement is not as substantial as perceived by some investors. Furthermore, as we meet with managements, we are not seeing the same level of optimism about a recovery in their respective businesses. Demand remains weak and overcapacity and poor pricing plagues many sectors. As such, we positioned the Fund accordingly during the reporting period.

 The Fund's relative underperformance came largely from the Technology sector where stocks held by the Fund, such as Accenture, Ltd. and Microsoft Corp. posted flat returns while the overall sector in the benchmark was up strongly. The Fund's underweight in the Telecom sector as well as exposure to SBC Communications, Inc. and BellSouth Corp., were also unfavorable to relative performance.

 Other detractors included Freddie Mac, which declined after announcing a management shakeup in light of restated earnings. Our reason for owning the company is grounded in its inherent competitive advantages (especially cost, growth, and capital requirements) over traditional competitors. After analyzing the situation, we decided to slightly reduce the Fund's position as we felt that the risk/reward profile had been altered.

Portfolio Highlights

 Stocks that contributed positively to absolute performance included the following:

•
Citigroup, Inc. and Bank of America Corp.—Citigroup continues to benefit from its strong global franchise while Bank of America performed well due to continual market share gains and its customer-service orientation.

4  Please see page 13 for disclosures.
1  Please see page 13 for disclosures.

•
The Home Depot, Inc.—The Fund's holding in Home Depot significantly enhanced relative results. Besides generating higher sales, the company also benefited from internal changes that allowed it to improve margins and profitability.

•
Apache Corp. and ConocoPhillips—Within the Energy sector, the Fund owned some strong performers such as Apache and ConocoPhillips. During the period under review we slightly reduced the Fund's Energy holdings to capture profits.

 As in the past, we thank you for your continued confidence.

Top 10 Portfolio Holdings as of June 30, 20035

Company	Line of Business	Percentage of Net Assets
Citigroup, Inc.	Banks	4.7%
Bank of America Corp.	Banks	3.6
Exxon Mobil Corp.	Energy Resources	3.1
ConocoPhillips	Integrated Oil	2.8
U.S. Bancorp	Banks	2.3
ChevronTexaco Corp.	Oil & Gas Services	2.2
RenaissanceRe Holdings Ltd.	Property/Casualty Insurance	2.0
BellSouth Corp.	Telecommunications	1.9
Praxair, Inc.	Chemicals	1.9
Procter & Gamble Co.	Home Products	1.9

Goldman Sachs Value Management Team
July 14, 2003

5  Please see page 13 for disclosures.

Protective CORESM U.S. Equity Fund
Managed by Goldman Sachs Asset Management, L.P.

Performance Review

 Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 12.46%.1 Over the same time period, the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested), generated a cumulative total return of 11.76%. All 13 sectors in the Index posted positive returns during the reporting period, with Utilities (+16.8%) and Technology (+16.4%) registering the largest absolute gains. The Fund not only participated in the market's advance, but also outperformed the benchmark on a relative basis.1

Portfolio Strategy

 The CORESM ("Computer-Optimized, Research-Enhanced) process is a bottom-up approach to equity investing based on the belief that the equity markets are not entirely efficient and that active management can add value in the long run. The goal of the CORE process is to outperform a given index by overweighting stocks that are more likely to beat the index, while underweighting stocks we believe will lag. Our approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct, and manage the risk in our portfolios. We evaluate stocks based on six intuitive investment themes that have outperformed historically: Valuation, Momentum, Fundamental Research, Profitability, Earnings Quality and Management Impact.

Portfolio Highlights

 Returns to the CORE investment themes were mixed for the six-month period, but positive overall. On the upside, Profitability led the pack as holdings in companies with strong profit margins and good operating efficiency boosted relative returns. Our Earnings Quality theme generated the next best results. Fundamental Research also added value as the Fund's exposure to companies about which research analysts are becoming more positive helped relative returns somewhat. After working well in 2002 our Momentum theme struggled in the first half of 2003. During this period, owning companies with strong momentum characteristics (and avoidance of those with weak momentum) detracted from relative returns. The Fund's exposure to companies engaged in stock repurchasing also hurt returns relative to the benchmark.

 During the period, the Fund's returns were aided by effective stock selection, as it was positive in seven of the 13 sectors, particularly in the heavily weighted Health Care and Commercial Services areas. Meanwhile, the Fund's positions in the Consumer Cyclicals and Consumer Services sectors lagged those of the benchmark.

 In terms of individual stock positions, the Fund's overweight exposure versus the benchmark in Genentech, PG&E, and Boston Scientific were the biggest positive contributors to relative performance. An underweight position in the strong-performing AOL Time Warner, along with overweight positions in laggards J.C. Penney and Eastman Kodak hurt returns the most compared to the Index.

 As in the past, we thank you for your continued confidence.

1  Please see page 13 for disclosures.

Top 10 Portfolio Holdings as of June 30, 20035

Company	Line of Business	Percentage of Net Assets
Wal-Mart Stores, Inc.	Department Stores	3.5%
Citigroup, Inc.	Banks	3.3
Exxon Mobil Corp.	Energy Reserves	3.0
Merck & Co., Inc.	Drugs	2.5
Pfizer, Inc.	Drugs	2.4
Bank of America Corp.	Banks	2.3
General Electric Co.	Financial Services	2.2
Microsoft Corp.	Computer Software	2.2
Intel Corp.	Semiconductors	2.1
Dell Computer Corp.	Computer Hardware	1.9

Goldman Sachs Quantitative Equity Management Team
July 14, 2003

5  Please see page 13 for disclosures.

Protective Small Cap Value Fund2,4
Managed by Goldman Sachs Asset Management, L.P.

Performance Review

 Over the six-month period that ended June 30, 2003, the Fund generated a cumulative total return of 16.72%.1 Over the same time period, the Fund's benchmark, the Russell 2000 Value Index (with dividends reinvested) generated a cumulative total return of 16.49%.

 The stock market's positive returns in the first half of 2003 were the result of a strong rally that occurred in the second quarter of the year. While the gains were broad based, investors began to invest cash in riskier securities across a variety of sectors, with Technology, Biotechnology, and Travel-related sectors leading the way. Investors were more willing to tolerate risk and pursue the stocks that had underperformed in recent years as they anticipated a sustained market rebound.

 Our emphasis on quality value stocks at attractive valuations has served us well in most market environments. While the second quarter 2003 was dominated by the strong rebound in highly speculative, lower quality stocks, we remained committed to finding and investing in those companies with good business models, high or improving return on invested capital, and quality managements. Despite the recent exuberance in the market, we believe valuations are still unwarranted in some sectors and balance sheet improvement is not as substantial as perceived by some investors. Furthermore, as we meet with companies, we are not seeing the same level of optimism about a recovery in their respective businesses. Demand remains weak and over capacity and poor pricing plague many sectors. As such, we positioned the Fund accordingly during the reporting period.

 Our holdings in the Technology sector benefited returns during the period. We have focused the Fund on companies with strong competitive positions, quality managements, and those that have at least at breakeven cash flows. Hutchinson Technology, Inc. is the most prominent example of this and was one of the Fund's best performers for the period. The company, which manufactures components for disk drives, created a new technology that is helping the firm to gain market share.

 Detractors to performance included Covance, Inc., a drug development services company. Its stock fell during the period after disappointing investors by announcing a decrease in future orders. The Fund's holding in Oneida, a silverware provider, also hurt performance as it experienced poor sales due to the weakness in their end markets.

Portfolio Highlights

 Stocks that contributed positively to performance included the following:

•
Wabash National Corp. and Hughes Supply, Inc.—Both Wabash and Hughes Supply in the Industrials sector were top contributors to performance. Wabash rallied significantly as a cyclical recovery began to unfold.

•
Schnitzer Steel Industries, Inc.—Schnitzer, a scrap steel provider, has been able to capitalize on the shortage of scrap metal in Asia and has exported its products to the countries in need.

•
AirTran Holdings, Inc.—AirTran, a regional airline, has benefited from its low cost structure and continues to take market share from its competitors.

 As in the past, we thank you for your continued confidence.

2  Please see page 13 for disclosures.
4  Please see page 13 for disclosures.
1  Please see page 13 for disclosures.

Top 10 Portfolio Holdings as of June 30, 20035

Company	Line of Business	Percentage of Net Assets
Wabash National Corp.	Industrial Parts	1.7%
AnnTaylor Stores Corp.	Clothing	1.5
Hutchinson Technology, Inc.	Computer Hardware	1.5
Commercial Metals Co.	Mining	1.4
MTC Technologies, Inc.	Information Services	1.3
Hughes Supply, Inc.	Industrial Parts	1.3
Greater Bay Bancorp	Banks	1.3
Caraustar Industries, Inc.	Forest	1.3
Agrium, Inc.	Chemicals	1.1
AirTran Holdings, Inc.	Airlines	1.1

Goldman Sachs Value Management Team
July 14, 2003

5  Please see page 13 for disclosures.

1
Fund results represent past performance and do not indicate future results. The value of an investment and the return on an investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of the period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

Further, all performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Fund operating expenses but do not reflect and any fees and charges imposed in connection with a variable annuity or variable life insurance contract. If the performance information included the effect of these charges or had Protective Life Insurance Company or Protective Investment Advisors, Inc. not reimbursed certain Fund expenses, total returns would be lower.

2
The stocks of smaller companies are often associated with higher risks and greater volatility than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

3
Emerging market securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

4
The Fund's foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

5
Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

PROTECTIVE GLOBAL INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2003 (Unaudited)

Security Description		Principal Amount (000)	U.S.$ Value
CORPORATE BONDS—23.5%
CANADA—0.6%
North America Capital Corp.
8.250%, 11/17/2003	GBP	200	$335,076

FRANCE—1.4%
Credit National Interfinance BV
7.000%, 11/14/2005	USD	500	551,426
France Telecom
7.250%, 01/28/2013	EUR	70	94,231
8.125%, 01/28/2033	EUR	80	116,405

			762,062

GERMANY—1.1%
Landwirtschaftliche Rentenbank
1.375%, 04/25/2013	JPY	70,000	616,084

LUXEMBOURG—2.1%
Lehman Brothers Holdings PLC
6.950%, 06/22/2004	GBP	400	680,231
Sogerim SA
7.000%, 04/20/2011	EUR	100	132,106
Tyco International Group SA
6.125%, 04/04/2007	EUR	120	141,309
5.500%, 11/19/2008	EUR	170	192,854

			1,146,500

NORWAY—0.6%
Sparbanken Rogaland
9.200%, 08/18/2009 (a)	USD	300	319,590

SWEDEN—0.2%
Skandinaviska Enskilda Banken
4.125%, 05/28/2015 (b)	EUR	100	115,159

THE NETHERLANDS—3.0%
Deutsche Telekom International Finance BV
7.750%, 06/15/2005	USD	400	446,255
Essent NV
4.500%, 06/25/2013	EUR	110	125,418
Imperial Tobacco Overseas BV
7.125%, 04/01/2009	USD	170	195,844
Koninklijke KPN NV
8.000%, 04/12/2006	EUR	200	255,241
Olivetti Finance NV
6.875%, 01/24/2013	EUR	290	378,360
7.750%, 01/24/2033	EUR	70	97,144
Telefonica Europe
5.875%, 02/14/2033	EUR	100	117,899
TPSA EuroFinance BV
6.625%, 03/01/2006	EUR	50	61,683

			1,677,844

UNITED KINGDOM—4.1%
Anglian Water Services
4.625%, 10/07/2013	EUR	120	136,239
British Telecommunications PLC
8.375%, 12/15/2010	USD	180	227,563
Gallaher Group PLC
4.875%, 01/28/2005	EUR	600	710,845
National Westminster Bank PLC
7.750%, 04/29/2049	USD	130	153,024
NGG Finance PLC
5.250%, 08/23/2006	EUR	240	292,561
6.125%, 08/23/2011	EUR	60	76,822
Royal Bank of Scotland
5.250%, 07/22/2008	DEM	460	290,718
United Utilities PLC
6.450%, 04/01/2008	USD	100	113,160
Vodafone Group PLC
7.625%, 02/15/2005	USD	260	284,307

			2,285,239

UNITED STATES—10.4%
Altria Finance (CI)
4.500%, 04/06/2006	EUR	160	184,206
Associates Corp. of North America
5.800%, 04/20/2004	USD	400	414,632
Cendant Corp.
7.375%, 01/15/2013	USD	140	164,068

The accompanying notes are an integral part of the financial statements.

Citigroup, Inc.
6.750%, 12/01/2005	USD	150	167,310
Citizens Communications Co.
9.000%, 08/15/2031	USD	40	53,895
Comcast Cable Communications
8.375%, 05/01/2007	USD	210	247,461
Countrywide Home Loans, Inc.
5.250%, 12/15/2005	DEM	450	277,329
2.750%, 06/12/2006	EUR	150	170,921
DaimlerChrysler NA Holding Corp.
7.500%, 12/07/2006	GBP	120	213,244
General Electric Capital Corp.
6.875%, 11/15/2010	USD	300	356,301
General Motors Acceptance Corp.
7.000%, 11/15/2005	EUR	80	96,974
7.000%, 02/01/2012	USD	40	40,129
Household Finance Corp.
5.875%, 03/31/2008	EUR	520	659,080
HSBC USA, Inc.
7.000%, 11/01/2006	USD	500	572,127
Kinder Morgan Energy Partners
7.125%, 03/15/2012	USD	150	178,945
Kraft Foods Inc
5.250%, 06/01/2007	USD	100	108,371
Prudential Insurance Company of America
6.375%, 07/23/2006	USD	600	663,051
Santander Financial Issuances
7.750%, 05/15/2005	USD	400	441,834
Spieker Properties LP
6.900%, 01/15/2004	USD	200	205,370
Verizon Global Funding Corp.
6.125%, 06/15/2007	USD	200	225,349
Washington Mutual
8.250%, 06/15/2005	USD	250	280,964

			5,721,561

TOTAL CORPORATE BONDS— (Cost $11,528,906)			12,979,115

GOVERNMENT AND AGENCY SECURITIES—76.5%
AUSTRALIA—0.3%
Government of Australia
6.500%, 05/15/2013	AUD	200	149,417

BELGIUM—3.4%
Kingdom of Belgium
6.500%, 03/31/2005	EUR	1,500	1,853,840

CANADA—2.0%
Government of Canada
6.000%, 06/01/2008	CAD	200	162,006
5.250%, 06/01/2012	CAD	700	546,266
8.000%, 06/01/2027	CAD	400	412,498

			1,120,770

DENMARK—2.2%
Kingdom of Denmark
8.000%, 03/15/2006	DKK	7,000	1,235,493

FRANCE—9.4%
Government of France
5.000%, 07/12/2005	EUR	400	483,456
6.500%, 10/25/2006	EUR	1,600	2,060,246
8.500%, 10/25/2019	EUR	700	1,196,891
8.500%, 04/25/2023	EUR	500	874,711
5.500%, 04/25/2029	EUR	450	578,310

			5,193,614

GERMANY—1.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	300	422,959
5.500%, 01/04/2031	EUR	200	256,532

			679,491

ITALY—2.6%
Republic of Italy
4.750%, 03/15/2006	EUR	700	854,581

The accompanying notes are an integral part of the financial statements.

4.250%, 11/01/2009	EUR	500	605,355

			1,459,936

JAPAN—12.3%
Development Bank of Japan
1.700%, 09/20/2022	JPY	35,000	315,780
Government of Japan
1.900%, 12/20/2010	JPY	55,000	501,761
1.300%, 06/20/2011	JPY	60,000	524,661
1.300%, 06/20/2012	JPY	300,000	2,619,568
2.500%, 12/21/2020	JPY	10,000	102,194
1.900%, 03/22/2021	JPY	50,000	470,453
Japan Bank International Coop
0.350%, 03/19/2008	JPY	270,000	2,240,882

			6,775,299

MEXICO—2.0%
Government of Mexico
9.500%, 03/08/2007	MXN	9,600	999,991
United Mexican States
7.500%, 04/08/2033	USD	110	116,655

			1,116,646

POLAND—2.1%
Government of Poland
8.500%, 05/12/2007	PLN	4,100	1,182,460

SOUTH AFRICA—2.3%
Republic of South Africa
13.000%, 08/31/2010	ZAR	7,800	1,253,967

SWEDEN—7.0%
Government of Sweden
3.500%, 04/20/2006	SEK	5,000	631,128
5.500%, 10/08/2012	SEK	12,000	1,638,233
8.000%, 08/15/2007	SEK	11,000	1,612,330

			3,881,691

THE NETHERLANDS—0.9%
Government of The Netherlands
5.250%, 07/15/2008	EUR	400	507,790

UNITED KINGDOM—4.8%
U.K. Treasury
4.250%, 03/07/2036	GBP	200	315,394
6.750%, 11/26/2004	GBP	250	432,606
7.250%, 12/07/2007	GBP	250	471,118
5.000%, 03/07/2012	GBP	400	701,491
8.000%, 06/07/2021	GBP	200	473,971
8.750%, 08/25/2017	GBP	100	240,945

			2,635,525

UNITED STATES—24.0%
Federal Home Loan Mortgage Corp.
5.125%, 08/20/2012	USD	500	513,055
Federal National Mortgage Association
4.500%, TBA	USD	2,000	2,027,500
United States Treasury Bonds
8.125%, 08/15/2019	USD	1,500	2,169,045
7.500%, 11/15/2024	USD	1,200	1,685,172
5.375%, 02/15/2031	USD	600	675,936
United States Treasury Notes
5.625%, 02/15/2006	USD	800	884,648
4.625%, 05/15/2006	USD	2,050	2,222,692
3.250%, 08/15/2007	USD	700	730,583
5.625%, 05/15/2008	USD	300	343,974
6.500%, 02/15/2010	USD	500	606,735
3.875%, 02/15/2013	USD	1,400	1,440,922

			13,300,262

TOTAL GOVERNMENT AND AGENCY SECURITIES— (Cost $38,046,849)			42,346,201

TOTAL INVESTMENTS— (Cost $49,575,755)—100.0%			$55,325,316

The accompanying notes are an integral part of the financial statements.

OTHER INFORMATION

 At June 30, 2003, the Global Income Fund had open long futures and short futures contracts as follows:

Long Futures	Expiration	Contracts	Market Value	Unrealized Loss
US Long Bond	Sep 03	51	$5,984,531	$(84,867)
Euro-Bund	Sep 03	12	1,612,605	(2,346)

		63	$7,597,136	$(87,213)

Short Futures	Expiration	Contracts	Market Value	Unrealized Gain
US 2 Yr Note	Sep 03	5	$(1,081,484)	$3,359
US 5 Yr Note	Sep 03	35	(4,029,375)	22,336
US 10 Yr Note	Sep 03	70	(8,220,625)	2,703

		110	$(13,331,484)	$28,398

*	See Glossary of Terms on pg 56.
TBA	To Be Announced
(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to $319,590 or 0.6% of Investments.

(b)	Variable rate security. Interest rate shown is the rate in effect at June 30, 2003.
Percentage calculations shown are based on Total Investments.

Analysis of Industry Classifications

Industry	Percent of Investments	Value
Automobile	0.4%	$213,244
Commercial Services	0.3	164,068
Diversified Manufacturing	0.6	334,163
Finance & Banking	4.5	2,470,854
Financial	2.7	1,504,929
Financial Services	5.2	2,892,498
Foods-Diversified	0.2	108,371
Foreign Government	52.5	29,045,939
Insurance	1.8	998,127
Pipelines	0.3	178,945
Real Estate	0.4	205,370
Telecommunications	2.1	1,170,682
Tobacco	2.0	1,090,895
Utility	2.8	1,533,809
Utilities	0.2	113,160
U.S. Government Securities	24.0	13,300,262

TOTAL	100.0%	$55,325,316

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2003 (Unaudited)

Security Description	Shares	U.S.$ Value
COMMON STOCK—95.9%
AUSTRALIA—0.8%
Promina Group Ltd.*	395,340	$626,465

FINLAND—2.5%
Nokia Oyj	112,289	1,852,161

FRANCE—14.3%
Aventis SA	23,140	1,275,210
BNP Paribas SA	42,190	2,147,411
European Aeronautic Defence & Space Co.	89,842	1,103,680
France Telecom SA	41,943	1,030,512
Lafarge SA	12,818	751,939
L'Oreal SA	20,680	1,460,533
LVMH Moet Hennessy Louis Vuitton SA	4,125	204,927
Total SA	18,448	2,792,528

		10,766,740

GERMANY—3.9%
Bayerische Motoren Werke (BMW) AG	31,093	1,198,118
Deutsche Bank AG	12,504	812,337
SAP AG	7,925	936,186

		2,946,641

HONG KONG—1.3%
Cathay Pacific Airways Ltd.	456,000	613,992
Hang Seng Bank Ltd.	37,700	397,636

		1,011,628

IRELAND—2.6%
Allied Irish Banks PLC	87,664	1,316,154
Bank of Ireland	51,730	627,751

		1,943,905

ITALY—6.2%
Banca Intesa SPA	464,500	1,488,001
ENI SPA	37,211	563,702
Telecom Italia SPA	45,779	414,939
Unicredito Italiano SPA	461,850	2,204,659

		4,671,301

JAPAN—17.6%
C&S Co. Ltd.	27,700	427,327
Dentsu, Inc.	179	558,558
Fuji Photo Film Co.	40,000	1,158,066
Honda Motor Co. Ltd.	34,300	1,302,115
Kao Corp.	64,000	1,193,442
Mitsui O.S.K. Lines Ltd.	194,000	590,797
Nomura Holdings, Inc.	95,000	1,207,960
Orix Corp.	14,200	786,684
Ricoh Co. Ltd.	108,000	1,767,936
Rohm Co. Ltd.	5,200	567,920
Seiko Epson Corp.	1,500	44,679
Shin-Etsu Chemical Co. Ltd.	44,400	1,518,835
SKYLARK Co. Ltd.	13,900	165,262
Sumitomo Corp.	4,000	18,489
Sumitomo Mitsui Financial Group, Inc.*	14	30,604
Takeda Chemical Industries Ltd.	44,900	1,659,564
Toppan Forms Co. Ltd.	28,000	279,171

		13,277,409

MEXICO—1.0%
Grupo Financiero BBVA Bancomer, SA de CV*	929,203	785,192

SINGAPORE—1.8%
Keppel Corp. Ltd.	76,000	211,501
United Overseas Bank Ltd.	160,000	1,126,792

		1,338,293

SPAIN—2.8%
Banco Popular Espanol	15,459	782,396
Industria de Diseno Textil SA	23,354	588,298
Telefonica SA*	65,609	762,969

		2,133,663

SWEDEN—1.8%
Eniro AB	22,704	194,520
Securitas AB, Class B	113,913	1,168,309

		1,362,829

SWITZERLAND—9.5%
Adecco SA	12,397	511,803
Converium Holdings AG*	18,758	867,398
Nestle SA	8,527	1,763,315
Novartis AG	74,497	2,954,305
Syngenta AG	4,285	215,265
Zurich Financial Services AG	7,261	867,602

		7,179,688

The accompanying notes are an integral part of the financial statements.

THE NETHERLANDS—4.9%
Gucci Group N.V.	10,335	1,011,655
ING Groep N.V.	81,528	1,418,855
Royal Dutch Petroleum Co.	4,473	207,964
VNU N.V.	34,522	1,065,391

		3,703,865

UNITED KINGDOM—24.9%
BAA PLC	170,710	1,384,028
Barclays PLC	70,064	521,140
BP PLC	89,706	623,126
British Sky Broadcasting Group PLC*	64,813	719,374
BT Group PLC	221,555	746,150
Capita Group PLC	122,124	456,201
Carnival PLC	21,946	667,823
Diageo PLC	153,714	1,643,859
Dixons Group PLC	207,688	453,140
Exel PLC	76,570	787,219
GlaxoSmithKline PLC	149,237	3,016,822
Reckitt Benckiser PLC	43,997	808,676
Royal Bank of Scotland Group PLC	50,087	1,407,410
Tesco PLC	495,255	1,794,797
Vodafone Group PLC	1,573,631	3,082,251
WPP Group PLC	87,211	684,718

		18,796,734

TOTAL COMMON STOCK— (Cost $75,372,734)		72,396,514

DEPOSITORY RECEIPTS—2.6%
KOREA—2.0%
Hana Bank, GDR*	57,114	543,154
Hyundai Motor Co. Ltd., GDR	28,110	375,269
Samsung Electronics Co., Ltd., GDR (a)	4,000	595,000

		1,513,423

RUSSIA—0.6%
YUKOS, ADR	8,600	478,590

TOTAL DEPOSITORY RECEIPTS— (Cost $2,420,522)		1,992,013

	Principal Amount (000)
SHORT TERM INVESTMENT—1.5%
TIME DEPOSIT—1.5%
State Street Corp. Eurodollar Time Deposit 1.188%, 07/01/2003	$1,090	1,090,000

TOTAL SHORT TERM INVESTMENT— (Cost $1,090,000)		1,090,000

TOTAL INVESTMENTS— (Cost $78,883,256)—100.0%		$75,478,527

*	Denotes non-income producing security.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2003, these securities amounted to $595,000 or .8% of Investments.
Percentage calculations shown are based on Total Investments.

The accompanying notes are an integral part of the financial statements.

Analysis of Industry Classifications

Industry	Percent of Investments	Value
Aerospace/Defense	1.5%	$1,103,680
Airlines	0.8	613,992
Apparel	2.1	1,599,953
Automobile	3.8	2,875,502
Banks*	17.8	13,405,445
Business Services	2.2	1,680,112
Chemicals	2.3	1,734,100
Commercial Services & Supplies	0.6	456,201
Construction	1.0	751,939
Consumer Products	3.5	2,653,975
Diversified Industrials	0.0	18,489
Diversified Operations	0.3	204,927
Drugs	7.9	5,951,597
Electronic Equipment	2.4	1,812,615
Energy Resources	4.7	3,564,194
Financial Services	5.6	4,198,691
Food & Beverage	5.6	4,215,850
Health	3.9	2,954,305
Insurance	1.1	867,398
Leisure	1.5	1,158,066
Leisure Facilities	0.9	667,823
Media	4.3	3,222,561
Multi-Line Insurance	1.1	867,602
Multi-Industrial	0.3	211,501
Oil & Gas Services	0.8	623,126
Oil - Integrated	0.6	478,590
Property/Casualty Insurance	0.8	626,464
Publishing	0.4	279,171
Restaurants	0.2	165,262
Retail	1.2	880,467
Semiconductors	0.8	567,920
Software & Services	1.2	936,186
Specialty Retail	2.4	1,794,797
Technology Hardware & Equipment	0.8	595,000
Telecommunications	10.4	7,888,982
Time Deposit	1.5	1,090,000
Transportation	3.7	2,762,044

TOTAL	100.0%	$75,478,527

*	The International Equity Fund has a high concentration of its investments in the Banking industry which may be affected by changes in such industry.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2003 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—98.7%
ADVERTISING—0.3%
Lamar Advertising Co., Class A*-	10,000	$352,100

AEROSPACE/DEFENSE—0.6%
Lockheed Martin Corp.	6,500	309,205
Raytheon Co.	5,600	183,904
United Technologies Corp.	4,000	283,320

		776,429

BANKS—3.1%
Bank of America Corp.	25,900	2,046,877
The Bank of New York Co., Inc.	12,200	350,750
Wells Fargo & Co.	29,000	1,461,600

		3,859,227

BROKERS—0.7%
Merrill Lynch & Co., Inc.	9,000	420,120
Morgan Stanley	11,300	483,075

		903,195

CHEMICALS—1.0%
Du Pont (E.I.) de Nemours & Co.	28,732	1,196,401

COMMERCIAL SERVICES—0.6%
Moody's Corp.	3,520	185,539
Paychex, Inc.	10,800	316,548
The McGraw-Hill Companies, Inc.	3,500	217,000

		719,087

COMPUTER HARDWARE—4.2%
Dell Computer Corp.*	73,600	2,352,256
EMC Corp.*	115,000	1,204,050
International Business Machines Corp.	19,400	1,600,500

		5,156,806

COMPUTER SOFTWARE—6.2%
Intuit, Inc.*	23,400	1,042,002
Microsoft Corp.*	234,700	6,010,667
Oracle Corp.*	48,800	586,576

		7,639,245

DEPARTMENT STORES—4.3%
Family Dollar Stores, Inc.	17,280	659,232
Wal-Mart Stores, Inc.	86,500	4,642,455

		5,301,687

DRUGS—13.0%
Amgen, Inc.*	18,900	1,255,716
Bristol Myers Squibb Co.	37,960	1,030,614
Eli Lilly & Co.	31,000	2,138,070
Johnson & Johnson Co.	54,600	2,822,820
Merck & Co., Inc.	22,700	1,374,485
Pfizer, Inc.	135,450	4,625,618
Schering-Plough Corp.	33,500	623,100
Wyeth	48,600	2,213,730

		16,084,153

ENERGY RESOURCES—5.0%
Anadarko Petroleum Corp.	8,000	355,760
Apache Corp.	6,090	396,216
ChevronTexaco Corp.	21,895	1,580,819
Exxon Mobil Corp.	108,518	3,896,881

		6,229,676

ENTERTAINMENT—3.3%
Metro-Goldwyn-Mayer, Inc.*	29,600	367,632
Viacom, Inc., Class B*	84,896	3,706,559

		4,074,191

ENVIRONMENTAL SERVICES—0.2%
Waste Management, Inc.*	9,100	219,219

FINANCIAL SERVICES—11.6%
Citigroup, Inc.	71,833	3,074,453
Fannie Mae	45,300	3,055,032
First Data Corp.	61,000	2,527,840
Freddie Mac	50,300	2,553,731
MBNA Corp.	80,300	1,673,452
SLM Corp.	9,600	376,032
State Street Corp.	28,000	1,103,200

		14,363,740

FOOD & BEVERAGE—5.7%
Coca Cola Co.	42,400	1,967,784
PepsiCo, Inc.	75,670	3,367,315
Wrigley (Wm.) Jr. Co.	30,380	1,708,267

		7,043,366

The accompanying notes are an integral part of the financial statements.

FOREST—1.1%
International Paper Co.	22,000	786,060
Weyerhaeuser Co.	11,300	610,200

		1,396,260

HEAVY ELECTRICAL—1.2%
3M Co.	11,600	1,496,168

HOME PRODUCTS—4.4%
Avon Products, Inc.	19,000	1,181,800
Colgate-Palmolive Co.	27,700	1,605,215
Gillette Co.	24,700	786,942
Procter & Gamble Co.	20,500	1,828,190

		5,402,147

HOTELS—2.0%
Harrah's Entertainment, Inc.*	7,100	285,704
Marriott International, Inc., Class A	39,900	1,532,958
Starwood Hotels & Resorts Worldwide, Inc.	24,600	703,314

		2,521,976

INDUSTRIAL PARTS—3.3%
Energizer Holdings, Inc.*	21,666	680,312
General Electric Co.	119,000	3,412,920

		4,093,232

INFORMATION SERVICES—1.2%
Automatic Data Processing, Inc.	8,900	301,354
Sabre Holdings Corp.*	49,000	1,207,850

		1,509,204

LEISURE—1.8%
Cendant Corp.*	124,900	2,288,168

MEDIA—7.6%
AOL Time Warner, Inc.*	141,550	2,277,539
Cablevision Systems New York Group, Class A*	37,574	780,036
Clear Channel Communications, Inc.*	42,376	1,796,319
Cox Communications, Inc., Class A*	11,700	373,230
EchoStar Communications Corp., Class A*	41,900	1,450,578
Liberty Media Corp., Class A*	118,300	1,367,548
Univision Communications, Inc., Class A*	46,500	1,413,600

		9,458,850

OIL SERVICES—0.3%
Schlumberger Ltd.	8,600	409,102

PROPERTY INSURANCE—3.0%
Ambac Financial Group, Inc.	26,400	1,749,000
American International Group, Inc.	36,296	2,002,813

		3,751,813

PUBLISHING—1.6%
Gannett Co., Inc.	8,600	660,566
The New York Times Co., Class A	20,000	910,000
Valassis Communications, Inc.*	16,250	417,950

		1,988,516

SECURITY/ASSET MANAGEMENT—0.8%
The Charles Schwab Corp.	97,450	983,271

SEMICONDUCTORS—3.7%
Intel Corp.	141,800	2,947,171
Texas Instruments, Inc.	66,900	1,177,440
Xilinx, Inc.*	20,500	518,855

		4,643,466

SPECIALTY RETAIL—1.2%
Dollar Tree Stores, Inc.*	12,900	409,317
Lowe's Companies, Inc.	13,700	588,415
Walgreen Co.	14,900	448,490

		1,446,222

TELECOMMUNICATIONS EQUIPMENT—3.3%
Cisco Systems, Inc.*	165,300	2,758,857
QUALCOMM, Inc.*	36,200	1,294,150

		4,053,007

TELEPHONE—1.9%
SBC Communications, Inc.	46,800	1,195,740
Verizon Communications, Inc.	28,268	1,115,173

		2,310,913

The accompanying notes are an integral part of the financial statements.

WIRELESS—0.5%
Crown Castle International Corp.*	84,890	659,595

TOTAL COMMON STOCK— (Cost $138,624,459)		122,330,432

	Principal Amount (000)
SHORT TERM INVESTMENT—1.3%
REPURCHASE AGREEMENT—1.3%
State Street Corp. 1.000%, 07/01/2003 Maturity value of $1,592,044 dated 6/30/03 (Collaterized by $1,110,000 United States Treasury bond, 8.125%, 5/15/21 with a value of $1,625,629)	$1,592	$1,592,000

TOTAL SHORT TERM INVESTMENT— (Cost $1,592,000)		1,592,000

TOTAL INVESTMENTS— (Cost $140,216,459)—100.0%		$123,922,432

*	Denotes non-income producing security.
Percentage calculations shown are based on Total Investments.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2003 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—97.9%
ADVERTISING—1.0%
Lamar Advertising Co., Class A-	44,700	$1,573,887

AEROSPACE/DEFENSE—1.3%
United Technologies Corp.	29,137	2,063,774

ALCOHOL—0.5%
Anheuser—Busch Cos., Inc.	16,515	843,091

APPLIANCE—0.7%
Emerson Electric Co.	21,500	1,098,650

AUTO SUPPLIERS—0.6%
Eaton Corp.	12,200	959,042

BANKS—17.8%
Bank of America Corp.	73,300	5,792,899
Charter One Financial, Inc.	27,426	855,143
Citigroup, Inc.	176,231	7,542,687
KeyCorp.	113,050	2,856,773
M&T Bank Corp.	9,408	792,342
National City Corp.	40,800	1,334,568
North Fork Bancorporation, Inc.	21,500	732,290
U.S. Bancorp	153,798	3,768,051
Wachovia Corp.	55,050	2,199,798
Wells Fargo & Co.	56,688	2,857,075

		28,731,626

BROKERS—1.4%
Lehman Brothers Holdings, Inc.	12,900	857,592
Merrill Lynch & Co., Inc.	20,607	961,935
Morgan Stanley	9,100	389,025

		2,208,552

CHEMICALS—2.4%
Du Pont (E.I.) de Nemours & Co.	17,600	732,864
Praxair, Inc.	51,710	3,107,771

		3,840,635

COMPUTERS—2.6%
Hewlett—Packard Co.	118,600	2,526,180
International Business Machines, Corp.	20,100	1,658,250

		4,184,430

DEPARTMENT STORE—0.8%
The May Department Stores Co.	59,747	1,329,968

DRUGS—3.4%
Bristol Myers Squibb Co.	46,700	1,267,905
Pfizer, Inc.	86,900	2,967,635
Wyeth	27,300	1,243,515

		5,479,055

ELECTRICAL UTILITIES—7.9%
Dominion Resources, Inc.	19,700	1,266,119
Energy East Corp.	109,435	2,271,870
Entergy Corp.	39,855	2,103,547
Exelon Corp.	41,406	2,476,493
FirstEnergy Corp.	45,593	1,753,051
FPL Group, Inc.	19,772	1,321,758
PPL Corp.	35,388	1,521,684

		12,714,522

ENERGY EXTRACTION—2.2%
Apache Corp.	22,735	1,479,139
Burlington Resources, Inc.	40,000	2,162,800

		3,641,939

ENERGY RESOURCES—3.0%
Exxon Mobil Corp.	136,902	4,916,151

ENVIRONMENTAL SERVICES—0.7%
Waste Management, Inc.	45,537	1,096,986

FINANCIAL SERVICES—4.1%
Countrywide Financial Corp.	35,629	2,478,709
Fannie Mae	15,243	1,027,988
Freddie Mac	31,703	1,609,561
SLM Corp.	37,215	1,457,712

		6,573,970

FOOD & BEVERAGE—1.1%
H.J. Heinz Co.	52,868	1,743,587

FOREST—1.4%
Bowater, Inc.	37,047	1,387,410
Plum Creek Timber Co., Inc.	31,500	817,425

		2,204,835

HEALTH SUPPLIERS/SERVICES—1.3%
Baxter International, Inc.	49,200	1,279,200

The accompanying notes are an integral part of the financial statements.

Becton, Dickinson & Co.	20,400	792,540

		2,071,740

HEAVY MACHINERY—1.4%
Deere & Co.	34,013	1,554,394
Dover Corp.	25,325	758,737

		2,313,131

HOME PRODUCTS—4.0%
Avon Products, Inc.	38,400	2,388,480
Procter & Gamble Co.	34,489	3,075,729
The Clorox Co.	24,300	1,036,395

		6,500,604

INDUSTRIAL PARTS—1.8%
American Standard Cos., Inc.*	15,300	1,131,129
Illinois Tool Works, Inc.	28,155	1,854,007

		2,985,136

INFORMATION SERVICES—0.6%
Accenture Ltd., Class A*	56,654	1,024,871

INSURANCE BROKERS—1.0%
Willis Group Holdings Ltd.	50,600	1,555,950

INTEGRATED OIL—3.9%
ConocoPhillips	80,900	4,433,320
Occidental Petroleum Corp.	55,200	1,851,960

		6,285,280

LIFE INSURANCE—1.8%
John Hancock Financial Services, Inc.	48,488	1,490,036
MetLife, Inc.	51,800	1,466,976

		2,957,012

MEDIA—3.0%
AOL Time Warner, Inc.*	51,900	835,071
CenturyTel, Inc.	24,900	867,765
Cox Communications, Inc., Class A*	51,525	1,643,647
Fox Entertainment Group, Inc., Class A*	51,688	1,487,581

		4,834,064

MINING—0.5%
Alcoa, Inc.	32,219	821,584

OFFICE INDUSTRIAL—1.0%
Liberty Property Trust	48,500	1,678,100

OIL & GAS SERVICES—2.7%
BJ Services Co.*	21,500	803,240
ChevronTexaco Corp.	48,600	3,508,920

		4,312,160

PROPERTY/CASUALTY INSURANCE—6.8%
Allstate Corp.	22,500	802,125
American International Group, Inc.	35,200	1,942,336
PartnerRe Ltd.	48,500	2,478,835
RenaissanceRe Holdings Ltd.	69,934	3,183,396
XL Capital Ltd., Class A	30,158	2,503,114

		10,909,806

PUBLISHING—0.5%
Dow Jones & Co., Inc.	17,827	767,096

RAILROADS—0.8%
Canadian National Railway Co.	26,821	1,294,381

REAL ESTATE—3.5%
Avalonbay Communities, Inc.	26,000	1,108,640
Duke Realty Corp.	59,600	1,641,980
iStar Financial, Inc.	64,260	2,345,490
Public Storage, Inc.	18,000	609,660

		5,705,770

RETAIL—2.1%
Home Depot, Inc.	61,900	2,050,128
Simon Property Group, Inc.	22,425	875,248
W.W. Grainger, Inc.	10,000	467,600

		3,392,976

The accompanying notes are an integral part of the financial statements.

SECURITY/ASSET MANAGEMENT—1.4%
Alliance Capital Management Holding L.P	63,250	2,308,625

SEMICONDUCTORS—1.0%
CDW Corp*	36,400	1,667,120

SOFTWARE & SERVICES—0.7%
Oracle Corp.*	89,100	1,070,982

TELECOMMUNICATIONS—4.3%
BellSouth Corp.	116,900	3,113,047
General Motors Corp., Class H*	100,300	1,284,843
SBC Communications, Inc.	100,100	2,557,555

		6,955,445

TOBACCO—0.9%
UST, Inc.	42,600	1,492,278

TOTAL COMMON STOCK— (Cost $143,791,830)		158,108,811

Security Description	Principal Amount (000)	Value
SHORT TERM INVESTMENT—2.1%
REPURCHASE AGREEMENT—2.1%
State Street Corp. 1.000%, 07/01/2003 Maturity value of $3,354,093 dated 6/30/03 (Collaterized by $2,340,000 United States Treasury bond, 8.125%, 5/15/21 with a value of $3,427,003)	$3,354	$3,354,000

TOTAL SHORT TERM INVESTMENT— (Cost $3,354,000)		3,354,000

TOTAL INVESTMENTS— (Cost $147,145,830)—100.0%		$161,462,811

* Denotes non-income producing security.
Percentage calculations shown are based on Total Investments.
The Growth and Income fund has a high concentration of its investments in the Banking industry which may be affected by changes in such industry.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2003 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
AEROSPACE/DEFENSE—0.1%
Boeing Co.	4,100	$140,712

BANKS—10.3%
Associated Banc-Corp.	10,600	390,928
Bank of America Corp.	46,552	3,679,004
Citigroup, Inc.	123,666	5,292,905
National City Corp.	15,200	497,192
SunTrust Banks, Inc.	30,300	1,798,002
U.S. Bancorp	71,500	1,751,750
Wachovia Corp.	62,200	2,485,512
Wells Fargo & Co.	11,100	559,440

		16,454,733

BIOTECHNOLOGY—1.6%
Chiron Corp.*	9,100	397,852
Genentech, Inc.*	13,700	988,044
Gilead Sciences, Inc.*	3,100	172,298
MedImmune, Inc.*	26,900	978,353

		2,536,547

BROKERS—1.7%
Lehman Brothers Holdings, Inc.	18,600	1,236,528
Merrill Lynch & Co., Inc.	3,600	168,048
Morgan Stanley	26,500	1,132,875
The Bear Stearns Companies, Inc.	2,500	181,050

		2,718,501

CHEMICALS—1.0%
Avery Dennison Corp.	2,500	125,500
Dow Chemical Co.	5,300	164,088
Monsanto Co.	58,500	1,265,940

		1,555,528

COMPUTER HARDWARE—5.5%
Cisco Systems, Inc.*	37,900	632,551
Comverse Technology, Inc.*	22,100	332,163
Dell Computer Corp.*	95,400	3,048,984
Hewlett-Packard Co.	128,310	2,733,003
International Business Machines Corp.	12,900	1,064,250
Lexmark International, Inc.*	10,300	728,931
Xerox Corp.*	18,900	200,151

		8,740,033

COMPUTER SOFTWARE—6.6%
Adobe Systems, Inc.	43,100	1,382,217
Electronic Arts, Inc.*	13,200	976,668
Intuit, Inc.*	38,400	1,709,952
Microsoft Corp.*	137,300	3,516,253
Oracle Corp.*	93,200	1,120,264
VERITAS Software Corp.*	60,500	1,734,535

		10,439,889

DEPARTMENT STORES—4.5%
J. C. Penney Co., Inc. (Holding Co.)	95,100	1,602,435
Wal-Mart Stores, Inc.	104,200	5,592,414

		7,194,849

DIVERSIFIED MANUFACTURING—0.2%
Rockwell Automation, Inc.	11,300	269,392

DRUGS—9.6%
Amgen, Inc.*	26,076	1,732,489
Cardinal Health, Inc.	3,175	204,153
Eli Lilly & Co.	16,000	1,103,520
Johnson & Johnson Co.	49,600	2,564,320
McKesson Corp.	50,200	1,794,148
Merck & Co., Inc.	65,300	3,953,915
Pfizer, Inc.	113,275	3,868,341

		15,220,886

ELECTRIC UTILITY—2.0%
Allegheny Energy, Inc.*	93,800	792,610
Entergy Corp.	33,400	1,762,852
Exelon Corp.	5,362	320,701
PG&E Corp.*	11,600	245,340

		3,121,503

ENERGY RESERVES—3.0%
Exxon Mobil Corp.	131,754	4,731,286

ENERGY RESOURCES—2.2%
Burlington Resources, Inc.	7,800	421,746
ConocoPhillips	14,765	809,122
Devon Energy Corp.	9,500	507,300
Occidental Petroleum Corp.	51,900	1,741,245

		3,479,413

The accompanying notes are an integral part of the financial statements.

ENTERTAINMENT—1.1%
Viacom, Inc., Class B*	40,112	1,751,290

ENVIRONMENTAL SERVICES—0.7%
Waste Management, Inc.*	49,200	1,185,228

EQUITY REIT—0.1%
Equity Office Properties Trust	9,100	245,791

FINANCIAL SERVICES—4.5%
American Express Co.	48,000	2,006,880
Capital One Financial Corp.	13,500	663,930
Freddie Mac	8,200	416,314
General Electric Co.	124,700	3,576,396
SLM Corp.	10,200	399,534
The Dun & Bradstreet Corp.*	3,900	160,290

		7,223,344

FOOD & BEVERAGES—3.4%
Archer-Daniels-Midland Co.	34,839	448,378
Coca Cola Co.	10,500	487,305
Kraft Foods, Inc., Class A	48,800	1,588,440
SYSCO Corp.	61,300	1,841,452
Tyson Foods, Inc.	92,000	977,040

		5,342,615

GAS UTILITIES—0.1%
ONEOK, Inc.	7,600	149,188

GOLD—0.1%
Freeport-McMoRan Copper & Gold, Inc., Class B*	6,800	166,600

HEAVY ELECTRICAL EQUIPMENT—0.1%
3M Co.	1,300	167,674

HOME PRODUCTS—4.1%
Avon Products, Inc.	29,200	1,816,240
Colgate-Palmolive Co.	30,600	1,773,270
Procter & Gamble Co.	32,500	2,898,350

		6,487,860

INDUSTRIAL PARTS—0.5%
W.W. Grainger, Inc.	18,200	851,032

INFORMATION SERVICES—2.6%
Computer Sciences Corp.*	41,300	1,574,356
Convergys Corp.*	12,800	204,800
Moody's Corp.	31,400	1,655,094
Sungard Data Systems, Inc.*	27,900	722,889

		4,157,139

INTERNET—0.3%
eBay, Inc.*	2,200	229,196
WebMD Corp.*	16,900	183,027

		412,223

LEISURE—0.8%
Eastman Kodak Co.	46,400	1,269,040

LIFE/HEALTH INSURANCE—4.0%
Aetna, Inc.*	14,300	860,860
Health Net, Inc.*	17,600	579,920
MetLife, Inc.*	51,500	1,458,480
Nationwide Financial Services, Inc., Class A	10,500	341,250
Prudential Financial, Inc.*	59,200	1,992,080
The Mony Group, Inc.*	5,800	156,310
The Principal Financial Group, Inc.*	27,700	893,325

		6,282,225

MEDIA—3.9%
Comcast Corp., Class A*	39,969	1,206,264
EchoStar Communications Corp., Class A*	11,700	405,054
Fox Entertainment Group, Inc., Class A*	56,000	1,611,680
General Motors Corp., Class H*	121,400	1,555,134
Liberty Media Corp., Class A*	104,600	1,209,176
PanAmSat Corp.*	8,300	152,969

		6,140,277

MEDICAL PRODUCTS—2.9%
Abbott Laboratories	3,900	170,664
Boston Scientific Corp.*	33,300	2,034,630
Medtronic, Inc.	13,400	642,798
Zimmer Holdings, Inc.*	39,300	1,770,465

		4,618,557

MEDICAL SERVICES—0.7%
UnitedHealth Group, Inc.	23,400	1,175,850

The accompanying notes are an integral part of the financial statements.

MINING—0.4%
United States Steel Corp.	35,800	586,046

MOTOR VEHICLE & PARTS—1.9%
AutoNation, Inc.*	60,200	946,344
Delphi Corp.	45,600	393,528
Ford Motor Co.	18,600	204,414
General Motors Corp.	36,700	1,321,200
Johnson Controls, Inc.	1,900	162,640

		3,028,126

OIL REFINING—0.3%
Sunoco, Inc.	10,900	411,366

OIL SERVICES—0.7%
Halliburton Co.	43,300	995,900
Transocean, Inc.*	6,600	145,002

		1,140,902

PROPERTY/CASUALTY INSURANCE—2.5%
American International Group, Inc.	20,272	1,118,609
CNA Financial Corp.*	7,000	172,200
Loews Corp.	37,800	1,787,562
Radian Group, Inc.	10,900	399,485
The Progressive Corp.	3,800	277,780
Travelers Property Casualty Corp., Class B*	18,602	293,354

		4,048,990

PUBLISHING—0.5%
Deluxe Corp.	11,600	519,680
Tribune Co.	4,300	207,690

		727,370

RAILROADS—0.4%
Burlington Northern Santa Fe Corp.	21,800	619,992

RESTAURANTS—0.9%
Starbucks Corp*	58,900	1,444,228

RETAIL—0.2%
Kimco Realty Corp.	10,800	409,320

SEMICONDUCTORS—3.3%
Avnet, Inc.*	102,800	1,303,504
Intel Corp.	158,200	3,288,029
Microchip Technology, Inc.	6,600	162,558
SanDisk Corp.*	12,500	504,375

		5,258,466

SPECIALTY RETAIL—2.4%
Circuit City Stores, Inc.	21,400	188,320
Costco Wholesale Corp.*	35,000	1,281,000
CVS Corp.	20,000	560,600
Staples, Inc.*	85,100	1,561,585
Williams-Sonoma, Inc.*	5,800	169,360

		3,760,865

TELECOMMUNICATIONS EQUIPMENT—2.0%
ADTRAN, Inc.	13,700	702,673
Motorola, Inc.	52,900	498,847
QUALCOMM, Inc.*	57,500	2,055,625

		3,257,145

TELEPHONE—3.2%
Qwest Communications International, Inc.*	63,000	301,140
SBC Communications, Inc.	28,853	737,194
Sprint Corp.	113,600	1,635,840
Verizon Communications, Inc.	60,066	2,369,604

		5,043,778

THRIFTS—0.1%
Washington Mutual, Inc.	5,800	239,540

TOBACCO—1.0%
R.J. Reynolds Tobacco Holdings, Inc.	43,400	1,614,914

TRUCK/SEA/AIR FREIGHT—0.3%
United Parcel Service, Inc., Class B	7,300	465,010

WIRELESS TELECOMMUNICATIONS—1.4%
ALLTEL Corp.*	4,400	212,168
Nextel Communications, Inc., Class A	91,500	1,654,320

The accompanying notes are an integral part of the financial statements.

United States Cellular Corp.*	12,700	323,215

		2,189,703

TOTAL COMMON STOCK— (Cost $154,910,682)		158,474,966

	Principal Amount (000)
SHORT TERM INVESTMENT—0.3%
REPURCHASE AGREEMENT—0.3%
State Street Corp. 1.000%, 07/01/2003 Maturity value of $494,014 dated 6/30/03 (Collateralized by $345,000 United States Treasury bond, 8.125%, 5/15/21 with a value of $505,263)	$494	494,000

TOTAL SHORT TERM INVESTMENT— (Cost $494,000)		494,000

TOTAL INVESTMENTS— (Cost $155,404,682)—100.0%		$158,968,966

       At June 30, 2003, the CORE U.S. Equity Fund had open long futures contracts as follows:

Long Futures	Expiration	Contracts	Market Value	Unrealized Loss
S&P Mini 500 Index	Sep 03	14	$681,310	$(15,390)
*	Denotes non-income producing security.
Percentage calculations shown are based on Total Investments.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2003 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—96.0%
AEROSPACE/DEFENSE—1.2%
Ducommun, Inc.*	40,024	$564,338
Edo Corp.	10,287	182,080
Herley Industries, Inc.*	22,214	377,194

		1,123,612

AIRLINES—1.1%
AirTran Holdings, Inc.*	97,959	1,025,631

APARTMENT—1.4%
Post Properties, Inc.	9,345	247,642
Summit Properties, Inc.	47,583	982,589

		1,230,231

APPAREL—1.4%
Kellwood Co.	23,087	730,242
Tropical Sportswear International Corp.*	78,984	572,634

		1,302,876

BANKS—8.5%
Bank of Hawaii Corp.	7,673	254,360
Berkshire Hill Bancorp, Inc.	6,654	188,974
BOK Financial Corp.*	16,189	624,410
Community First Bankshares, Inc.	21,234	579,688
Corus Bankshares, Inc.	7,550	365,646
First Niagara Financial Group, Inc.	43,823	611,769
Fulton Financial Corp.	19,881	395,029
Greater Bay Bancorp	56,494	1,153,607
IBERIABANK Corp.	12,326	601,509
Main Street Banks, Inc.	18,615	470,959
Net.Bank, Inc.*	18,448	242,776
PFF Bancorp, Inc.	17,085	660,335
Republic Bancorp, Inc.	20,947	281,109
Republic Bancshares, Inc.	7,046	176,220
Sky Financial Group, Inc.	25,328	550,124
Westamerica Bancorp	5,082	218,933
Wintrust Financial Corp.	12,387	366,655

		7,742,103

BIOTECHNOLOGY—0.8%
Kos Pharmaceuticals, Inc.*	16,165	379,392
United Therapeutics Corp.*	16,974	369,694

		749,086

CHEMICALS—3.5%
Agrium, Inc.	95,028	1,041,507
Albemarle Corp.	28,191	788,502
Cytec Industries, Inc.*	21,038	711,085
Minerals Technologies, Inc.	12,470	606,790

		3,147,884

CLOTHING—2.1%
AnnTaylor Stores Corp.*	47,442	1,373,446
Too, Inc.*	27,441	555,680

		1,929,126

COMPUTER HARDWARE—3.0%
Fargo Electronics*	36,221	352,430
Hutchinson Technology, Inc.*	40,535	1,333,196
Imation Corp.*	12,287	464,694
Scansource, Inc.	22,098	591,122

		2,741,442

COMPUTER SOFTWARE—1.9%
Anteon International Corp*	5,307	148,118
Avid Technology, Inc.*	5,361	188,010
Informatica Corp.*	19,539	135,014
NetIQ Corp.*	35,005	541,177
OPNET Technologies, Inc.*	27,319	333,019
Pinnacle Systems, Inc.*	24,944	266,901
Retek, Inc.*	22,174	141,914

		1,754,153

CONSTRUCTION—2.0%
Beazer Homes USA, Inc.*	9,251	772,458
Standard Pacific Corp.	29,967	993,706

		1,766,164

DRUGS—1.3%
NBTY, Inc.*	18,228	383,882
Perrigo Co.*	26,192	409,643
Priority Healthcare Corp, Class B*	19,260	357,273

		1,150,798

The accompanying notes are an integral part of the financial statements.

ELECTRICAL EQUIPMENT—0.8%
FLIR Systems, Inc.	8,330	251,150
Franklin Electric Co., Inc.	8,773	488,217

		739,367

ELECTRICAL UTILITIES—2.5%
Central Vermont Public Service Corp.	2,966	57,985
CH Energy Group, Inc.	4,674	210,330
El Paso Electric Co.*	72,093	888,907
Empire District Electric Co.	8,612	187,311
MGE Energy, Inc.	937	29,403
PNM Resources, Inc.	26,142	699,299
WPS Resources Corp.	3,940	158,388

		2,231,623

ENERGY RESOURCES—2.5%
Evergreen Resources, Inc.*	18,070	981,382
Patina Oil & Gas Corp.	30,041	965,826
Tom Brown, Inc.*	10,156	282,235

		2,229,443

ENVIRONMENTAL SERVICES—0.6%
TRC Companies, Inc.*	5,094	75,188
Waste Connections, Inc.*	12,448	436,302

		511,490

FINANCIAL SERVICES—1.6%
American Capital Strategies Ltd.	12,913	322,050
American Financial Realty Trust	33,406	498,084
Financial Federal Corp.*	25,147	613,587

		1,433,721

FOOD & BEVERAGE—0.9%
American Italian Pasta Co., Class A*	13,897	578,810
Corn Products International, Inc.	7,873	236,426

		815,236

FOREST—1.3%
Caraustar Industries, Inc.*	143,495	1,149,395

FREIGHT—2.3%
Heartland Express, Inc.*	32,041	712,912
Landstar Systems, Inc.*	10,301	647,418
OMI Corp.*	86,965	535,704
SCS Transportation, Inc.*	12,838	162,144

		2,058,178

GAS UTILITIES—2.9%
AGL Resources, Inc.	13,218	336,266
Atmos Energy Corp.	19,644	487,171
Northwest Natural Gas Co.	33,114	902,357
Piedmont Natural Gas Co., Inc.	11,783	457,298
WGL Holdings, Inc.	17,046	455,128

		2,638,220

HEAVY ELECTRICAL—1.3%
Baldor Electric Co.	29,511	607,927
Belden, Inc.	16,287	258,800
GrafTech International Ltd.*	62,102	338,456

		1,205,183

HEAVY MACHINERY—0.8%
Terex Corp.*	38,628	754,019

HOME PRODUCTS—2.9%
Elizabeth Arden, Inc.*	39,927	525,839
Jarden Corp.	17,954	496,787
Oneida Ltd.*	41,651	281,144
The Dial Corp.	38,128	741,590
The Topps Co., Inc.*	33,159	284,836
Tupperware Corp.	19,537	280,551

		2,610,747

INDUSTRIAL PARTS—6.3%
Actuant Corp., Class A*	14,954	707,623
Hughes Supply, Inc.	33,282	1,154,885
IDEX Corp.	15,286	553,965
Lydall, Inc.*	79,405	849,634
Mueller Industries, Inc.*	28,310	767,484
SureBeam Corp., Class A*	43,498	115,270
Wabash National Corp.*	113,608	1,593,920

		5,742,781

INDUSTRIAL SERVICES—2.4%
Harsco Corp.	20,570	741,549

The accompanying notes are an integral part of the financial statements.

Medical Staffing Network Holdings, Inc.*	67,120	469,840
PRG-Schultz International, Inc.*	75,386	444,777
School Specialty, Inc.*	16,416	467,199

		2,123,365

INFORMATION SERVICES—1.8%
Manhattan Associates, Inc.*	17,989	467,174
MTC Technologies, Inc.*	50,762	1,190,877

		1,658,051

INTERNET—0.7%
FreeMarkets, Inc.*	26,071	181,454
Getty Images, Inc.*	9,778	403,832

		585,286

LEISURE—3.7%
Argosy Gaming Co.*	24,236	506,775
Concord Camera Corp.*	57,289	406,179
Fossil, Inc.*	29,530	695,727
GTECH Holdings Corp.*	21,071	793,323
Station Casinos, Inc.*	37,698	951,874

		3,353,878

LIFE INSURANCE—0.9%
Amerus Group Co.*	15,223	429,136
StanCorp Financial Group, Inc.*	7,430	387,995

		817,131

MEDIA—1.4%
ADVO, Inc.*	13,254	588,477
Regent Communications, Inc.*	90,350	533,065
Saga Communications, Class A*	6,355	123,605

		1,245,147

MEDICAL PRODUCTS—1.2%
NDCHealth Corp.	16,843	309,069
Sybron Dental Specialties, Inc.*	13,951	329,244
Varian, Inc.*	13,339	462,463

		1,100,776

MEDICAL PROVIDERS—1.8%
Covance, Inc.*	30,512	552,267
Radiologix, Inc.*	115,880	486,696
United Surgical Partners International, Inc.*	26,924	608,213

		1,647,176

MINING—2.9%
Commercial Metals Co.	70,106	1,247,186
Maverick Tube Corp.*	24,111	461,726
Schnitzer Steel Industries, Inc., Class A	21,169	933,976

		2,642,888

MOTOR VEHICLE—1.7%
American Axle & Manufacturing Holdings, Inc.*	28,554	682,441
Arvinmeritor, Inc.	26,538	535,537
Superior Industries International, Inc.	7,739	322,716

		1,540,694

OFFICE INDUSTRIAL—2.5%
Brandywine Realty Trust	16,555	407,584
Highwoods Properties, Inc.	11,628	259,304
Parkway Properties, Inc.	18,187	764,763
Prentiss Properties Trust	28,841	864,942

		2,296,593

OIL REFINING—0.3%
Frontier Oil Corp.	19,475	296,020

OIL SERVICES—1.4%
Hydril Co.*	24,703	673,157
TETRA Technologies, Inc.*	18,831	558,339

		1,231,496

OTHER REIT—4.4%
Commercial Net Lease Realty	30,245	521,424
Correctional Properties Trust	34,453	964,684
Entertainment Properties Trust	21,278	611,743
Healthcare Realty Trust, Inc.	20,828	607,136
Lexington Corporate Properties Trust	22,442	397,223
MFA Mortgage Investment, Inc.	14,779	148,381

The accompanying notes are an integral part of the financial statements.

RAIT Investment Trust	26,966	714,599

		3,965,190

PROPERTY INSURANCE—2.8%
Horace Mann Educators Corp.	22,766	367,216
Hub International Ltd.	25,444	435,093
Proassurance Corp.*	13,786	372,084
RLI Corp.	25,232	830,133
Selective Insurance Group, Inc.	8,287	207,589
U.S.I. Holdings Corp.*	30,415	357,680

		2,569,795

PUBLISHING—0.8%
Harland (John H.) Co.	8,585	224,583
Journal Register Co.*	28,732	519,762

		744,345

RESTAURANTS—0.4%
Buca, Inc.*	61,203	345,185

SECURITY/ASSET MANAGEMENT—0.8%
Affiliated Managers Group, Inc.*	11,678	711,774

SEMICONDUCTORS—1.7%
Actel Corp.*	20,385	417,893
Credence Systems Corp.*	27,316	231,367
Entegris, Inc.*	28,105	377,731
Power Integrations, Inc.*	16,042	390,141
Zoran Corp.*	7,064	135,699

		1,552,831

SPECIALTY RETAIL—2.8%
Aaron Rents, Inc.	25,988	670,490
Brookstone, Inc.*	21,230	429,908
Gymboree Corp.*	10,586	177,633
Linens 'n Things, Inc.*	17,361	409,893
Pier 1 Imports, Inc.	13,397	273,299
Unifi, Inc.*	24,991	154,944
Wilsons Leather Experts, Inc.*	8,141	58,697
Zale Corp.*	8,482	339,280

		2,514,144

TELEPHONE—0.7%
West Corp.*	25,118	669,395

THRIFTS—3.7%
BankUnited Financial Corp., Class A*	32,431	653,484
Brookline Bancorp, Inc.	42,362	593,068
Fidelity Bankshares, Inc.	17,147	382,378
IndyMac Bancorp, Inc.*	31,209	793,333
Irwin Financial Corp.	21,662	561,046
Washington Federal, Inc.	15,061	348,361

		3,331,670

WIRELESS—0.3%
Crown Castle International Corp.*	17,966	139,596
Powerwave Technologies, Inc.*	23,071	144,655

		284,251

TOTAL COMMON STOCK— (Cost $76,709,590)		87,009,590

	Principal Amount (000)
SHORT TERM INVESTMENT—4.0%
REPURCHASE AGREEMENT—4.0%
State Street Corp. 1.000%, 07/01/2003 Maturity value of $3,637,101 dated 6/30/03 (Collaterized by $2,535,000 United States Treasury bond, 8.125%, 5/15/21 with a value of $3,712,586)	$3,637	3,637,000

TOTAL SHORT TERM INVESTMENT— (Cost $3,637,000)		3,637,000

TOTAL INVESTMENTS— (Cost $80,346,590)—100.0%		$90,646,590

*	Denotes non-income producing security.
Percentage calculations shown are based on Total Investments

The accompanying notes are an integral part of the financial statements.

(This page has been left blank intentionally.)

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

(REPAGINATE SO SPREADING TABLES START ON EVEN PAGE.)

	Global Income Fund	International Equity Fund	Capital Growth Fund
ASSETS
Investments—securities, at value	$55,325,316	$75,478,527	$123,922,432
Cash	756,517	384	192
Foreign currency, at value	108,936	133,334	0
Cash restricted for initial margin on Futures contracts	0	0	0
Dividends receivable	0	125,232	68,492
Interest receivable	942,355	36	44
Receivable for securities sold	3,370,908	0	0
Unrealized appreciation on forward currency contracts	2,534,088	129,279	0
Receivable for fund shares sold	22,185	4,446	3,391
Foreign income tax reclaim receivable	0	134,131	0
Receivable for variation margin	228,511 (a)	0	0
Receivable from Protective Investment Advisors	17,879	26,805	13,499

TOTAL ASSETS	63,306,695	76,032,174	124,008,050

LIABILITIES
Unrealized depreciation on forward currency contracts	1,926,785	104,235	0
Payable for securities purchased	4,211,071	115,118	181,395
Payable for variation margin	0	0	0
Investment management fee payable	52,177	69,988	82,434
Accounts payable and accrued expenses	8,907	57,390	24,626
Payable for fund shares redeemed	0	15,060	15,861

TOTAL LIABILITIES	6,198,940	361,791	304,316

NET ASSETS	$57,107,755	$75,670,383	$123,703,734

NET ASSETS
Paid-in capital	$54,153,897	$128,647,318	$162,169,991
Undistributed net investment income (loss)	587,644	1,478,646	943,872
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(3,961,551)	(51,093,728)	(23,116,102)
Net unrealized appreciation (depreciation) of:
Investments	5,749,561	(3,404,729)	(16,294,027)
Futures	(58,815)	0	0
Foreign currency contracts and translations	637,019	42,876	0

NET ASSETS	$57,107,755	$75,670,383	$123,703,734

NET ASSET VALUE PER SHARE
Offering and redemption price per share (net assets divided by shares of capital stock outstanding, par value $.001 per share)	$10.58	$8.00	$14.38
Total shares outstanding at end of period	5,396,845	9,461,837	8,605,287
Cost of investments	$49,575,755	$78,883,256	$140,216,459
Cost of foreign currency	$107,616	$133,601	$—

The accompanying notes are an integral part of the financial statements.

	Growth and Income Fund	CORE U.S. Equity Fund	Small Cap Value Fund
ASSETS
Investments—securities, at value	$161,462,811	$158,968,966	$90,646,590
Cash	261	35	324
Foreign currency, at value	0	0	0
Cash restricted for initial margin on Futures contracts	0	200,000	0
Dividends receivable	167,964	180,738	77,472
Interest receivable	93	14	101
Receivable for securities sold	455,778	0	1,193,329
Unrealized appreciation on forward currency contracts	0	0	0
Receivable for fund shares sold	12,179	772	0
Foreign income tax reclaim receivable	0	0	1,248
Receivable for variation margin	0	0	0
Receivable from Protective Investment Advisors	16,691	18,273	13,345

TOTAL ASSETS	162,115,777	159,368,798	91,932,409

LIABILITIES
Unrealized depreciation on forward currency contracts	0	0	0
Payable for securities purchased	965,963	0	515,625
Payable for variation margin	0	0	0
Investment management fee payable	106,881	105,579	59,713
Accounts payable and accrued expenses	28,184	34,044	21,390
Payable for fund shares redeemed	0	93,417	28,113

TOTAL LIABILITIES	1,101,028	233,040	624,841

NET ASSETS	$161,014,749	$159,135,758	$91,307,568

NET ASSETS
Paid-in capital	$195,787,281	$206,082,194	$71,144,786
Undistributed net investment income (loss)	4,300,089	1,716,080	1,151,376
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(53,389,535)	(52,211,410)	8,711,406
Net unrealized appreciation (depreciation) of:
Investments	14,316,981	3,564,284	10,300,000
Futures	0	(15,390)	0
Foreign currency contracts and translations	(67)	0	0

NET ASSETS	$161,014,749	$159,135,758	$91,307,568

NET ASSET VALUE PER SHARE
Offering and redemption price per share (net assets divided by shares of capital stock outstanding, par value $.001 per share)	$11.48	$14.17	$13.54
Total shares outstanding at end of period	14,024,727	11,227,578	6,745,438
Cost of investments	$147,145,830	$155,404,682	$80,346,590
Cost of foreign currency	$—	$—	$—

(a)	Includes approximately $54,858 relating to initial margin requirements for Futures transactions.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Global Income Fund
INVESTMENT INCOME
Dividend income	$0
Interest income	1,245,610
Foreign taxes withheld	(4,285)

TOTAL INVESTMENT INCOME	1,241,325
EXPENSES
Investment management fee	309,346
Custodian fees and expenses	76,788
Transfer agent fee	1,000
Audit fee	8,145
Directors fee	1,974
Legal expense	1,485
Printing expense	6,926

Total operating expenses before reimbursement	405,664
Expense reimbursement borne by Protective Investment Advisors	(96,318)
Fees paid indirectly	0

NET EXPENSES	309,346

NET INVESTMENT INCOME	931,979

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES TRANSACTIONS
Net realized gain (loss) on:
Investments	1,267,501
Futures	84,086
Foreign currency transactions	(1,880,935)

Total net realized gain (loss)	(529,348)
Change in unrealized appreciation (depreciation) of:
Investments	276,290
Futures	16,462
Foreign currency translations	1,893,972

Total change in unrealized appreciation (depreciation)	2,186,724

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,657,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,589,355

The accompanying notes are an integral part of the financial statements.

	International Equity Fund	Capital Growth Fund	Growth and Income Fund	CORE U.S. Equity Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividend income	$1,217,503	$781,233	$1,939,835	$1,133,923	$598,412
Interest income	6,827	3,561	17,834	143	10,390
Foreign taxes withheld	(135,606)	0	(2,577)	0	(1,326)

TOTAL INVESTMENT INCOME	1,088,724	784,794	1,955,092	1,134,066	607,476
EXPENSES
Investment management fee	388,222	464,762	595,072	597,726	324,815
Custodian fees and expenses	144,449	28,838	33,642	43,577	43,043
Transfer agent fee	1,000	1,000	1,000	1,000	1,000
Audit fee	10,422	17,066	21,629	22,288	11,779
Directors fee	2,553	4,180	5,268	5,466	2,873
Legal expense	1,785	3,006	3,863	3,906	2,095
Printing expense	8,359	13,868	18,053	17,927	9,878

Total operating expenses before reimbursement	556,790	532,720	678,527	691,890	395,483
Expense reimbursement borne by Protective Investment Advisors	(167,346)	(63,785)	(28,447)	(88,016)	(49,208)
Fees paid indirectly	(1,222)	(4,173)	(55,008)	(6,148)	(21,460)

NET EXPENSES	388,222	464,762	595,072	597,726	324,815

NET INVESTMENT INCOME	700,502	320,032	1,360,020	536,340	282,661

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES TRANSACTIONS
Net realized gain (loss) on:
Investments	(3,103,541)	(1,123,440)	(3,023,446)	(8,188,899)	1,894,860
Futures	(9,350)	0	0	20,342	0
Foreign currency transactions	1,031,745	0	(6)	20	0

Total net realized gain (loss)	(2,081,146)	(1,123,440)	(3,023,452)	(8,168,537)	1,894,860
Change in unrealized appreciation (depreciation) of:
Investments	8,257,119	12,362,689	14,208,038	25,423,588	10,793,152
Futures	54,438	0	0	(9,830)	0
Foreign currency translations	(125,286)	0	(67)	37	0

Total change in unrealized appreciation (depreciation)	8,186,271	12,362,689	14,207,971	25,413,795	10,793,152

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,105,125	11,239,249	11,184,519	17,245,258	12,688,012

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,805,627	$11,559,281	$12,544,539	$17,781,598	$12,970,673

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

	Global Income Fund		International Equity Fund
	Six Months Ended 6/30/03 (Unaudited)	Year Ended 12/31/02	Six Months Ended 6/30/03 (Unaudited)	Year Ended 12/31/02
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$931,979	$2,072,312	$700,502	$579,297
Net realized gain (loss) on investments, futures, and foreign currency related transactions	(529,348)	(3,037,942)	(2,081,146)	(14,650,824)
Net change in unrealized appreciation (depreciation)	2,186,724	4,416,761	8,186,271	(4,973,539)

Net increase (decrease) in net assets resulting from operations	2,589,355	3,451,131	6,805,627	(19,045,066)

Distributions to shareholders:
From net investment income	0	(3,679,512)	0	(1,155,099)
From net realized gain on investments	0	0	0	0

Net decrease in net assets resulting from distributions	0	(3,679,512)	0	(1,155,099)

Capital stock transactions:
Net proceeds from sales	3,204,725	5,690,237	9,995,916	15,905,288
Net proceeds from reinvestment of distributions	0	3,679,512	0	1,155,099
Cost of shares redeemed	(4,935,925)	(11,153,852)	(15,460,924)	(38,380,695)

Net increase (decrease) in net assets from capital stock transactions	(1,731,200)	(1,784,103)	(5,465,008)	(21,320,308)

Total increase (decrease) in net assets	858,155	(2,012,484)	1,340,619	(41,520,473)
Net assets at beginning of period	56,249,600	58,262,084	74,329,764	115,850,237

Net assets at end of period*	$57,107,755	$56,249,600	$75,670,383	$74,329,764

Shares issued and repurchased:
Shares sold	309,574	564,853	1,343,198	2,005,426
Shares issued to shareholders from reinvestment of distributions	0	380,945	0	159,163
Shares repurchased	(475,374)	(1,101,987)	(2,097,214)	(4,753,260)

Net increase (decrease)	(165,800)	(156,189)	(754,016)	(2,588,671)

*Includes undistributed (overdistributed) net investment income	$587,644	$(344,335)	$1,478,646	$778,144

The accompanying notes are an integral part of the financial statements.

	Capital Growth Fund		Growth and Income Fund		CORE U.S. Equity Fund
	Six Months Ended 6/30/03 (Unaudited)	Year Ended 12/31/02	Six Months Ended 6/30/03 (Unaudited)	Year Ended 12/31/02	Six Months Ended 6/30/03 (Unaudited)	Year Ended 12/31/02
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$320,032	$626,350	$1,360,020	$3,054,113	$536,340	$1,184,229
Net realized gain (loss) on investments, futures, and foreign currency related transactions	(1,123,440)	(9,867,013)	(3,023,452)	(20,124,064)	(8,168,537)	(25,286,333)
Net change in unrealized appreciation (depreciation)	12,362,689	(35,251,146)	14,207,971	(4,336,196)	25,413,795	(29,050,009)

Net increase (decrease) in net assets resulting from operations	11,559,281	(44,491,809)	12,544,539	(21,406,147)	17,781,598	(53,152,113)

Distributions to shareholders:
From net investment income	0	(581,926)	0	(1,346,609)	0	(1,303,201)
From net realized gain on investments	0	0	0	0	0	0

Net decrease in net assets resulting from distributions	0	(581,926)	0	(1,346,609)	0	(1,303,201)

Capital stock transactions:
Net proceeds from sales	1,566,389	1,995,161	2,701,430	2,303,699	748,701	2,732,927
Net proceeds from reinvestment of distributions	0	581,926	0	1,346,609	0	1,303,201
Cost of shares redeemed	(8,027,168)	(29,354,645)	(5,563,005)	(30,090,805)	(15,276,435)	(43,586,848)

Net increase (decrease) in net assets from capital stock transactions	(6,460,779)	(26,777,558)	(2,861,575)	(26,440,497)	(14,527,734)	(39,550,720)

Total increase (decrease) in net assets	5,098,502	(71,851,293)	9,682,964	(49,193,253)	3,253,864	(94,006,034)
Net assets at beginning of period	118,605,232	190,456,525	151,331,785	200,525,038	155,881,894	249,887,928

Net assets at end of period*	$123,703,734	$118,605,232	$161,014,749	$151,331,785	$159,135,758	$155,881,894

Shares issued and repurchased:
Shares sold	113,774	134,561	250,323	209,202	56,437	198,026
Shares issued to shareholders from reinvestment of distributions	0	46,404	0	132,733	0	107,292
Shares repurchased	(615,096)	(2,073,032)	(536,395)	(2,704,079)	(1,202,683)	(3,161,021)

Net increase (decrease)	(501,322)	(1,892,067)	(286,072)	(2,362,144)	(1,146,246)	(2,855,703)

*Includes undistributed (overdistributed) net investment income	$943,872	$623,840	$4,300,089	$2,940,069	$1,716,080	$1,179,740

The accompanying notes are an integral part of the financial statements.

	Small Cap Value Fund
	Six Months Ended 6/30/03 (Unaudited)	Year Ended 12/31/02
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$282,661	$846,299
Net realized gain (loss) on investments, futures, and foreign currency related transactions	1,894,860	7,216,329
Net change in unrealized appreciation (depreciation)	10,793,152	(14,407,033)

Net increase (decrease) in net assets resulting from operations	12,970,673	(6,344,405)

Distributions to shareholders:
From net investment income	0	(1,010,022)
From net realized gain on investments	0	(7,317,617)

Net decrease in net assets resulting from distributions	0	(8,327,639)

Capital stock transactions:
Net proceeds from sales	1,607,222	5,366,175
Net proceeds from reinvestment of distributions	0	8,327,639
Cost of shares redeemed	(6,127,726)	(13,462,245)

Net increase (decrease) in net assets from capital stock transactions	(4,520,504)	231,569

Total increase (decrease) in net assets	8,450,169	(14,440,475)
Net assets at beginning of period	82,857,399	97,297,874

Net assets at end of period*	$91,307,568	$82,857,399

Shares issued and repurchased:
Shares sold	131,593	395,473
Shares issued to shareholders from reinvestment of distributions	0	726,009
Shares repurchased	(531,340)	(1,045,234)

Net increase (decrease)	(399,747)	76,248

*Includes undistributed (overdistributed) net investment income	$1,151,376	$868,715

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period

			Year Ended
	Six Months Ended 06/30/03 (Unaudited)
Global Income Fund			12/31/02	12/31/01		12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$10.11		$10.19	$10.62		$10.48	$10.65	$10.13

Income (loss) from investment operations:
Net investment income	0.17	*	0.37 *	0.39	*(b)	0.46 *	0.50	0.43
Net realized and unrealized gain (loss)	0.30		0.24	0.11		0.45	(0.62)	0.63

Total from investment operations	0.47		0.61	0.50		0.91	(0.12)	1.06

Less Distributions:
From net investment income	0.00		(0.69)	(0.93)		(0.77)	0.00	(0.26)
From net realized gain	0.00		0.00	0.00		0.00	(0.05)	(0.28)

Total distributions	0.00		(0.69)	(0.93)		(0.77)	(0.05)	(0.54)

Net asset value, end of period	$10.58		$10.11	$10.19		$10.62	$10.48	$10.65

Total Return (a)	4.65%		6.31%	4.79%		9.00%	(1.20)%	10.40%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$57,108		$56,250	$58,262		$62,004	$63,817	$62,763
Ratios to average net assets:
Expenses net of all reductions	1.10	%(c)	1.10%	1.10%		1.10%	1.10%	1.10%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	1.10	%(c)	1.10%	1.10%		1.10%	1.10%	1.10%
Gross expenses	1.44	%(c)	1.43%	1.35%		1.30%	1.29%	1.28%
Net investment income	3.31	%(c)	3.65%	3.64	%(b)	4.38%	4.24%	4.71%
Portfolio Turnover Rate	78%		118%	222%		178%	189%	194%
			Year Ended
	Six Months Ended 06/30/03 (Unaudited)
International Equity Fund			12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$7.28		$9.05	$13.65	$18.68	$14.31	$12.45

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.11	0.06	0.08	0.18	(0.02)
Net realized and unrealized gain (loss)	0.64		(1.77)	(2.99)	(2.48)	4.48	2.59

Total from investment operations	0.72		(1.66)	(2.93)	(2.40)	4.66	2.57

Less Distributions:
From net investment income	0.00		(0.11)	(0.08)	(0.24)	(0.05)	(0.01)
From net realized gain	0.00		0.00	(1.59)	(2.39)	(0.24)	(0.70)

Total distributions	0.00		(0.11)	(1.67)	(2.63)	(0.29)	(0.71)

Net asset value, end of period	$8.00		$7.28	$9.05	$13.65	$18.68	$14.31

Total Return (a)	9.89%		(18.39)%	(22.56)%	(14.06)%	33.11%	20.65%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$75,670		$74,330	$115,850	$186,314	$224,935	$174,985
Ratios to average net assets:
Expenses net of all reductions	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses	1.58	%(c)	1.51%	1.37%	1.35%	1.33%	1.39%
Net investment income	1.98	%(c)	0.62%	0.54%	0.37%	0.47%	0.37%
Portfolio Turnover Rate	22%		90%	63%	82%	91%	79%

*	Calculated based on average shares outstanding during the period.
(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	The fund was required to start amortizing premiums on debt securities. The effect of this change on net investment income per share was a decrease of $0.04 per share. The effect to the ratio of net income to average net assets was a decrease of 0.38%.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

			Year Ended
Capital Growth Fund	Six Months Ended 06/30/03 (Unaudited)		12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$13.02		$17.32	$22.70	$26.29	$20.87	$15.82

Income (loss) from investment operations:
Net investment income	0.04		0.08	0.06	0.06	0.03	0.08
Net realized and unrealized gain (loss)	1.32		(4.32)	(3.19)	(1.82)	5.69	5.42

Total from investment operations	1.36		(4.24)	(3.13)	(1.76)	5.72	5.50

Less Distributions:
From net investment income	0.00		(0.06)	(0.06)	(0.02)	0.00	(0.08)
From net realized gain	0.00		0.00	(2.19)	(1.81)	(0.30)	(0.37)

Total distributions	0.00		(0.06)	(2.25)	(1.83)	(0.30)	(0.45)

Net asset value, end of period	$14.38		$13.02	$17.32	$22.70	$26.29	$20.87

Total Return (a)	10.45%		(24.47)%	(14.43)%	(7.26)%	27.76%	34.76%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$123,704		$118,605	$190,457	$257,854	$268,155	$155,149
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.81	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.92	%(b)	0.89%	0.86%	0.86%	0.85%	0.86%
Net investment income	0.55	%(b)	0.42%	0.27%	0.24%	0.12%	0.54%
Portfolio Turnover Rate	3%		8%	15%	33%	38%	28%
			Year Ended
Growth and Income Fund	Six Months Ended 06/30/03 (Unaudited)		12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$10.57		$12.03	$13.36	$14.72	$14.07	$15.76

Income (loss) from investment operations:
Net investment income	0.10		0.21	0.09	0.10	0.22	0.19
Net realized and unrealized gain (loss)	0.81		(1.58)	(1.35)	(0.91)	0.62	(0.65)

Total from investment operations	0.91		(1.37)	(1.26)	(0.81)	0.84	(0.46)

Less Distributions:
From net investment income	0.00		(0.09)	(0.07)	(0.25)	(0.01)	(0.18)
From net realized gain	0.00		0.00	0.00	(0.30)	(0.18)	(1.05)

Total distributions	0.00		(0.09)	(0.07)	(0.55)	(0.19)	(1.23)

Net asset value, end of period	$11.48		$10.57	$12.03	$13.36	$14.72	$14.07

Total Return (a)	8.61%		(11.36)%	(9.46)%	(5.67)%	5.99%	(2.92)%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$161,015		$151,332	$200,525	$266,416	$346,481	$388,290
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.87	%(b)	0.86%	0.82%	0.80%	0.80%	0.80%
Gross expenses	0.91	%(b)	0.89%	0.87%	0.85%	0.86%	0.85%
Net investment income	1.83	%(b)	1.76%	0.61%	0.42%	1.41%	1.25%
Portfolio Turnover Rate	37%		86%	42%	73%	116%	116%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.

The accompanying notes are an integral part of the financial statements.

			Year Ended
	Six Months Ended 06/30/03 (Unaudited)
CORE U.S. Equity Fund			12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$12.60		$16.41	$21.43	$27.14	$22.16	$18.41

Income (loss) from investment operations:
Net investment income	0.06		0.11	0.10	0.16	0.11	0.13
Net realized and unrealized gain (loss)	1.51		(3.82)	(2.32)	(2.65)	4.97	3.98

Total from investment operations	1.57		(3.71)	(2.22)	(2.49)	5.08	4.11

Less Distributions:
From net investment income	0.00		(0.10)	(0.17)	(0.11)	0.00	(0.13)
From net realized gain	0.00		0.00	(2.63)	(3.11)	(0.10)	(0.23)

Total distributions	0.00		(0.10)	(2.80)	(3.22)	(0.10)	(0.36)

Net asset value, end of period	$14.17		$12.60	$16.41	$21.43	$27.14	$22.16

Total Return (a)	12.46%		(22.60)%	(10.93)%	(10.14)%	23.02%	22.33%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$159,136		$155,882	$249,888	$323,260	$371,539	$262,994
Ratios to average net assets:
Expenses net of all reductions	0.80	%(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.81	%(b)	0.81%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.93	%(b)	0.89%	0.87%	0.86%	0.85%	0.85%
Net investment income	0.72	%(b)	0.60%	0.47%	0.68%	0.50%	0.71%
Portfolio Turnover Rate	39%		75%	69%	54%	55%	48%
			Year Ended
Small Cap Value Fund	Six Months Ended 06/30/03 (Unaudited)		12/31/02	12/31/01	12/31/00	12/31/99	12/31/98
Net asset value, beginning of period	$11.60		$13.76	$11.42	$8.68	$8.66	$11.73

Income (loss) from investment operations:
Net investment income	0.05		0.11	0.17	0.13	0.05	0.05
Net realized and unrealized gain (loss)	1.89		(1.03)	2.29	2.67	(0.03)	(1.89)

Total from investment operations	1.94		(0.92)	2.46	2.80	0.02	(1.84)

Less Distributions:
From net investment income	0.00		(0.15)	(0.12)	(0.06)	0.00	(0.05)
From net realized gain	0.00		(1.09)	0.00	0.00	0.00	(1.18)

Total distributions	0.00		(1.24)	(0.12)	(0.06)	0.00	(1.23)

Net asset value, end of period	$13.54		$11.60	$13.76	$11.42	$8.68	$8.66

Total Return (a)	16.72%		(6.59)%	21.66%	32.27%	0.24%	(15.32)%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$91,308		$82,857	$97,298	$89,816	$81,213	$99,791
Ratios to average net assets:
Expenses net of all reductions	0.80	(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses net of voluntary reimbursements, gross of directed brokerage credits	0.85	%(b)	0.86%	0.86%	0.80%	0.80%	0.80%
Gross expenses	0.97	%(b)	0.94%	0.91%	0.88%	0.90%	0.89%
Net investment income	0.70	%(b)	0.90%	1.25%	1.11%	0.52%	0.45%
Portfolio Turnover Rate	28%		73%	76%	85%	87%	96%

(a)	Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.
(b)	Annualized.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

NOTE A — ORGANIZATION

 Protective Investment Company (the "Company") was incorporated in the State of Maryland on September 2, 1993 as an open-end investment management company. The Company offers six separately managed pools of assets which have differing investment objectives and policies. The Company currently issues shares in six funds: Global Income Fund, International Equity Fund, Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund, and Small Cap Value Fund (individually a "Fund" and collectively the "Funds"). The Company commenced investment operations on March 14, 1994.

 The Company offers the shares of each Fund to separate accounts of Protective Life and Protective Life and Annuity Insurance Company as funding vehicles for certain variable annuity and variable life contracts issued by Protective Life and Protective Life and Annuity Insurance Company through separate accounts.

NOTE B — SIGNIFICANT ACCOUNTING POLICIES

 The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Company.

 Valuation of Investments  --  The Company's portfolio securities traded on a national securities exchange are valued at the last sale price, or, if no sale occurs, at the closing bid price. Portfolio securities traded over-the-counter are valued at the last sale price, or, if no sale occurs, at the last bid price. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Protective Investment Advisors, Inc. ("PIA" or the "Investment Manager") a wholly owned subsidiary of Protective Life Corporation or by Goldman Sachs Asset Management and Goldman Sachs Asset Management International, investment advisers to the Company (the "Advisers"), and approved by the board of directors of the Company. Short-term securities with a remaining maturity of 60 days or less are valued at their amortized cost, which approximates fair value. Options and futures contracts are valued at the last sale price or the last bid price on the exchange where such options or futures contracts are principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities. Securities for which current market quotations are unavailable or for which quotations are not deemed by the Investment Manager to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by the board of directors. Developments that could affect the values of portfolio securities that occur between the close of foreign markets and the time the net asset value ("NAV") of each Fund is determined (normally 4 p.m. New York time) generally will not be reflected in the Funds' NAVs. However, if the Investment Manager determines that such developments are so significant that they are likely to materially affect the value of a Fund's securities, the Investment Manager may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the time the NAV of each Fund is determined.

 Foreign Securities  --  Foreign securities traded on a recognized securities exchange are valued at the last sale price in the principal market where they are traded, or, if closing prices are unavailable, at the closing bid price. Foreign portfolio securities prices are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange.

 There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. Those risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

 Repurchase Agreements  --  The Funds may enter into repurchase agreements under which a Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities at a mutually agreed upon date and price. In connection with transactions in repurchase agreements, the Company's custodian takes possession of the underlying collateral securities, the fair value of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Fund may suffer a loss.

 Investment Transactions  --  Investment security transactions are recorded on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost.

 Investment Income  --  Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration, net of foreign withholding taxes where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

 Foreign Currency Translation  --  The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

 The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net realized exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of net investment income recorded on the Funds' accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

 Forward Currency Contracts  --  The Funds may enter into forward contracts in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates and to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The International Equity and Global Income Funds also may use the contracts to seek to increase total return when the Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Funds' portfolios. A forward foreign currency contract ("Forward")

is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Funds as an unrealized gain or loss. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service. A Forward may be closed prior to the contractual settlement date by entering into an offsetting position in the same currency with the same settlement terms. The unrealized gain or loss resulting from the offsetting transaction is not realized until the contractual settlement date. On the contractual settlement date the Fund recognizes a realized gain or loss equal to the difference between the value of the Forward when entered into and the value of the Forward on the contractual settlement date. Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

 Futures Contracts  --  In order to gain exposure to or protect against declines in security values, the Funds may enter into long and short futures contracts. The Funds may also buy or write put or call options on these futures contracts. A Fund generally shorts futures contracts to hedge against declines in the value of portfolio securities. A Fund may also enter into long futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities. The Funds segregate assets to cover their respective commitments under such futures contracts. Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market, that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities, or that the counterparty will fail to perform its obligations.

 Expenses  --  The Company's expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the board of directors may direct or approve.

 Distributions  --  Distributions from net investment income and net realized gains, if any, are declared and distributed annually. Distributions are recorded on the ex-dividend date.

 Federal Income Taxes  --  Each Fund of the Company is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains.

 Income distributions and capital gains distributions of a Fund are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures, foreign currency transactions and losses deferred due to wash sales. Any permanent book and tax basis differences at fiscal year-end have been reclassified to paid-in capital to reflect the tax characterization.

 At December 31, 2002, the following Funds have available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains:

	Expires December 31, 2007	Expires December 31, 2008	Expires December 31, 2009	Expires December 31, 2010
Global Income	$1,320,487	$696,923	$0	$1,387,673
International Equity	0	0	22,661,720	22,431,269
Capital Growth	0	0	9,701,550	11,494,957
Growth and Income	0	4,881,995	16,526,257	27,859,613
CORE U.S. Equity	0	0	11,272,273	26,999,366

 Under current tax law, certain capital and currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2002 the Global Income Fund, the International Equity Fund, the Capital Growth Fund, the Growth and Income Fund, the CORE U.S. Equity Fund, and the Small Cap Value Fund elected to defer net capital and currency losses arising between November 1, 2002 and December 31, 2002 of $1,385,037, $1,863,325, $790,480, $834,671, $4,542,620 and $1,159,761, respectively.

NOTE C — AGREEMENTS AND FEES

 The Company has entered into an investment management agreement with the Investment Manager, under which the Company agrees to pay for business management and administrative services furnished by the Investment Manager. For its services to the Company, the Investment Manager receives a monthly management fee based on the average daily net assets of each Fund at the following annual rates: Global Income Fund, 1.10%; International Equity Fund, 1.10%; Capital Growth Fund, 0.80%; Growth and Income Fund, 0.80%; CORE U.S. Equity Fund, 0.80%; and Small Cap Value Fund, 0.80%.

 In order to limit expenses, the Investment Manager has voluntarily undertaken to pay certain operating expenses of the Company or of any Fund to the extent that such expenses (excluding expenses paid under brokerage arrangements, brokerage commissions, taxes or other portfolio transaction expenses or expenses of litigation, indemnification, or other extraordinary expenses, as accrued for each Fund) exceed the following percentages of that Fund's average daily net assets on an annualized basis: Global Income Fund, 1.10%; International Equity Fund, 1.10%; Capital Growth Fund, 0.80%; Growth and Income Fund, 0.80%; CORE U.S. Equity Fund, 0.80%; and Small Cap Value Fund, 0.80%. During the period ended June 30, 2003, the amount of such expenses assumed by the Investment Manager for the Global Income Fund, the International Equity Fund, the Capital Growth Fund, the Growth and Income Fund, the CORE U.S. Equity Fund and the Small Cap Value Fund were $96,318, $167,346, $63,785, $28,447, $88,016 and $49,208, respectively. The Investment Manager may terminate its obligations to pay such expenses upon 120 days notice to the Company.

 Fees Paid Indirectly  --  Protective Investment Company has entered into directed brokerage agreements with Lynch Jones and State Street Global Markets. Under these agreements, Lynch Jones and State Street Global Markets will pay the funds a percentage of commissions generated. During the period ended June 30, 2003, these payments amounted to $0, $1,222, $4,173, $55,008, $6,148, and $21,460 for the Global Income Fund, the International Equity Fund, the Capital Growth Fund, the Growth and Income Fund, the CORE U.S. Equity Fund and the Small Cap Value Fund, respectively, and were used to offset Fund expenses.

 Goldman Sachs Asset Management acts as the investment adviser of Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund and Small Cap Value Fund. Goldman Sachs Asset Management-International acts as the investment adviser to Global Income Fund and International Equity Fund. Each Adviser has entered into an investment advisory agreement with the Investment Manager under which the Adviser manages the investment portfolios of the Fund of which it is Adviser. As compensation for their services, the Advisers receive a monthly fee from the Investment Manager based on the average daily net assets of each Fund at the following annual rates: Global Income Fund and International Equity Fund, 0.40% of the first $100 million, 0.30% of the next $100 million, and 0.25% of assets in excess of $200 million; Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund and Small Cap Value Fund, 0.40% of the first $100 million, 0.30% of the next $100 million, and 0.20% of assets in excess of $200 million.

 Directors of the Company who are not interested persons receive an annual fee of $5,000 and $2,500 for each meeting attended.

NOTE D — INVESTMENT TRANSACTIONS

 Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the period ended June 30, 2003, were as follows:

	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Global Income Fund	$28,448,986	$13,728,340	$34,306,397	$9,829,478
International Equity Fund	15,625,883	0	19,100,242	0
Capital Growth Fund	3,477,187	0	10,340,894	113,554
Growth and Income Fund	53,954,845	993,900	52,968,340	1,955,576
CORE U.S. Equity Fund	58,271,850	0	72,746,235	0
Small Cap Value Fund	22,983,642	0	28,552,397	638,970

 The identified cost of investments in securities owned by each Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2003 were as follows:

		Gross Unrealized		Net Unrealized Appreciation (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Global Income Fund	$49,575,755	$5,962,440	$(212,879)	$5,749,561
International Equity Fund	78,883,256	4,721,704	(8,126,433)	(3,404,729)
Capital Growth Fund	140,216,459	12,576,745	(28,870,772)	(16,294,027)
Growth and Income Fund	147,145,830	17,998,637	(3,681,656)	14,316,981
CORE U.S. Equity Fund	155,404,682	14,676,730	(11,112,446)	3,564,284
Small Cap Value Fund	80,346,590	14,959,513	(4,659,513)	10,300,000

 For the period ended June 30, 2003, the Funds' Advisers, earned approximately $2,539, $3,222, $0, $655, $995 and $843 of brokerage commissions, respectively, from portfolio transactions (including futures transactions) executed on behalf of the Global Income Fund, International Equity Fund, Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund, and Small Cap Value Fund, respectively.

NOTE E — SHAREHOLDER TRANSACTIONS

 The authorized capital stock of the Company consists of 1 billion shares, par value $.001 per share. 600 million of the authorized shares have been divided into, and may be issued in, six designated funds as follows: Global Income Fund, 100 million shares; International Equity Fund, 100 million shares; Capital Growth Fund, 100 million shares; Growth and Income Fund, 100 million shares; CORE U.S. Equity Fund, 100 million shares and Small Cap Value Fund, 100 million shares.

NOTE F — FORWARD FOREIGN CURRENCY CONTRACTS

 At June 30, 2003, outstanding forward exchange currency contracts, which contractually obligate the Fund to deliver currencies at a specified date, were as follows:

GLOBAL INCOME FUND Foreign Currency Purchase Contracts	U.S. $ Cost on Origination Date	06/30/03 U.S. $ Value	Unrealized Appreciation (Depreciation)
AUD, expiring 07/11/03 (10 contracts)	$5,988,438	$6,420,889	$432,451
AUD, expiring 10/22/03 (2 contracts)	1,149,139	1,158,260	9,121
CAD, expiring 07/11/03 (8 contracts)	5,016,000	5,216,755	200,755
CAD, expiring 07/11/03	541,000	537,548	(3,452)
CAD, expiring 10/22/03 (2 contracts)	1,146,253	1,139,445	(6,808)
CHF, expiring 07/11/03 (2 contracts)	1,062,000	1,070,779	8,779
CHF, expiring 07/11/03 (8 contracts)	4,480,709	4,373,163	(107,546)
EUR, expiring 07/11/03 (10 contracts)	5,921,714	6,189,176	267,462
EUR, expiring 07/11/03 (13 contracts)	5,174,413	5,081,012	(93,401)
EUR, expiring 07/30/03	1,313,104	1,320,357	7,253
GBP, expiring 07/11/03 (7 contracts)	5,905,000	6,038,789	133,789
GBP, expiring 07/11/03	548,000	539,390	(8,610)
GBP, expiring 10/22/03	1,083,699	1,071,163	(12,536)
HUF, expiring 07/11/03	63,000	58,162	(4,838)
ILS, expiring 07/11/03 (4 contracts)	879,861	908,511	28,650
ISK, expiring 07/11/03	68,000	66,657	(1,343)
JPY, expiring 07/11/03 (3 contracts)	1,214,932	1,216,619	1,687
JPY, expiring 07/11/03 (6 contracts)	4,232,811	4,118,035	(114,776)
JPY, expiring 10/22/03	1,090,312	1,069,642	(20,670)
KRW, expiring 07/31/03	41,000	41,285	285
KRW, expiring 07/31/03	51,000	50,950	(50)
KRW, expiring 08/04/03 (2 contracts)	528,000	523,305	(4,695)
KRW, expiring 08/04/03	250,060	259,687	9,627
MXN, expiring 07/11/03 (2 contracts)	278,726	288,603	9,877
MXN, expiring 07/11/03 (3 contracts)	1,205,642	1,199,413	(6,229)
MXN, expiring 07/28/03	707,000	756,575	49,575
NOK, expiring 07/11/03 (2 contracts)	2,034,169	2,065,865	31,696
NOK, expiring 07/11/03 (5 contracts)	2,509,449	2,421,777	(87,672)
PLN, expiring 07/09/03	523,087	526,048	2,961
PLN, expiring 07/11/03	265,000	267,065	2,065

GLOBAL INCOME FUND—(continued) Foreign Currency Purchase Contracts—(continued)	U.S. $ Cost on Origination Date	06/30/03 U.S. $ Value	Unrealized Appreciation (Depreciation)
PLN, expiring 07/11/03 (3 contracts)	$324,781	$315,111	$(9,670)
PLN, expiring 07/16/03	138,788	132,741	(6,047)
SEK, expiring 07/11/03 (4 contracts)	4,263,500	4,558,608	295,108
SEK, expiring 07/11/03 (2 contracts)	1,084,000	1,059,482	(24,518)
SEK, expiring 10/22/03	539,978	536,062	(3,916)
SGD, expiring 07/11/03 (2 contracts)	690,000	692,782	2,782
SGD, expiring 07/11/03 (2 contracts)	280,254	274,776	(5,478)
SKK, expiring 07/11/03 (3 contracts)	608,186	627,156	18,970
SKK, expiring 07/15/03	121,907	134,636	12,729
THB, expiring 07/02/03	259,000	255,776	(3,224)
THB, expiring 07/11/03 (2 contracts)	1,111,000	1,114,469	3,469
THB, expiring 07/11/03 (4 contracts)	798,036	794,627	(3,409)
TWD, expiring 07/11/03	46,000	46,262	262
ZAR, expiring 07/11/03 (3 contracts)	117,000	126,695	9,695
ZAR, expiring 07/11/03 (2 contracts)	68,000	67,563	(437)

	65,721,948	66,731,671	1,009,723
Foreign Currency Sale Contracts
AUD, expiring 07/11/03 (10 contracts)	5,964,648	6,228,884	(264,236)
AUD, expiring 07/24/03	147,693	151,002	(3,309)
CAD, expiring 07/11/03 (7 contracts)	4,503,948	4,601,580	(97,632)
CAD, expiring 07/11/03	1,160,289	1,152,723	7,566
CAD, expiring 09/19/03	1,071,306	1,061,503	9,803
CHF, expiring 07/11/03 (2 contracts)	4,320,014	4,328,855	(8,841)
CHF, expiring 07/11/03 (3 contracts)	1,150,785	1,106,410	44,375
CHF, expiring 10/22/03	2,174,209	2,134,044	40,165
CLP, expiring 07/30/03	93,000	95,016	(2,016)
CZK, expiring 07/11/03 (2 contracts)	558,880	596,070	(37,190)
CZK, expiring 07/11/03	69,000	68,842	158
DKK, expiring 07/30/03	1,222,820	1,229,694	(6,874)
EUR, expiring 07/11/03 (13 contracts)	3,943,164	4,146,037	(202,873)
EUR, expiring 07/11/03 (13 contracts)	7,317,585	7,205,341	112,244
EUR, expiring 07/30/03	15,787,372	15,868,253	(80,881)
GBP, expiring 07/11/03 (6 contracts)	4,308,000	4,464,360	(156,360)
GBP, expiring 07/11/03 (4 contracts)	2,213,247	2,187,685	25,562
GBP, expiring 07/31/03	3,946,038	3,911,299	34,739
HKD, expiring 08/15/03	2,175,579	2,177,190	(1,611)
HUF, expiring 07/11/03 (2 contracts)	326,539	303,329	23,210
HUF, expiring 10/22/03	57,000	58,135	(1,135)
ILS, expiring 07/11/03 (3 contracts)	175,000	180,042	(5,042)
ISK, expiring 07/11/03 (2 contracts)	109,329	106,331	2,998

GLOBAL INCOME FUND—(continued) Foreign Currency Sale Contracts—(continued)	U.S. $ Cost on Origination Date	06/30/03 U.S. $ Value	Unrealized Appreciation (Depreciation)
ISK, expiring 07/11/03	$39,591	$39,673	$(82)
JPY, expiring 07/11/03 (11 contracts)	5,422,220	5,335,001	87,219
JPY, expiring 07/29/03 (2 contracts)	7,661,842	7,592,544	69,298
JPY, expiring 10/22/03	272,565	267,398	5,167
KRW, expiring 08/04/03 (2 contracts)	773,000	782,992	(9,992)
MXN, expiring 07/11/03 (4 contracts)	780,000	768,292	11,708
MXN, expiring 07/11/03 (2 contracts)	705,000	719,725	(14,725)
MXN, expiring 07/28/03	758,301	756,575	1,726
MXN, expiring 09/24/03	947,641	950,543	(2,902)
NOK, expiring 07/11/03 (2 contracts)	2,639,000	2,696,120	(57,120)
NOK, expiring 07/11/03 (4 contracts)	1,794,738	1,718,865	75,873
NOK, expiring 10/22/03	74,362	73,614	748
NZD, expiring 07/11/03	121,000	123,684	(2,684)
PLN, expiring 07/09/03	941,529	998,575	(57,046)
PLN, expiring 07/09/03 (3 contracts)	755,355	722,215	33,140
PLN, expiring 07/11/03 (3 contracts)	730,000	709,426	20,574
PLN, expiring 10/22/03	23,000	23,225	(225)
SEK, expiring 07/11/03 (4 contracts)	2,699,000	2,767,314	(68,314)
SEK, expiring 07/11/03 (5 contracts)	2,927,776	2,850,775	77,001
SEK, expiring 09/18/03	4,101,309	3,926,969	174,340
SEK, expiring 10/22/03	540,000	538,439	1,561
SGD, expiring 07/11/03 (3 contracts)	957,000	967,558	(10,558)
SKK, expiring 07/11/03	63,000	61,557	1,443
THB, expiring 07/11/03	149,000	148,713	287
TWD, expiring 07/11/03	335,000	338,386	(3,386)
ZAR, expiring 07/11/03 (2 contracts)	76,000	82,378	(6,378)
ZAR, expiring 09/11/03	1,169,299	1,252,376	(83,077)

	$100,251,973	$100,575,557	$(323,584)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Unrealized Appreciation (Depreciation)
07/11/03	SKK	867,510	EUR	21,000	$185
07/11/03	EUR	19,400	HUF	5,113,200	(297)
07/11/03	EUR	20,000	HUF	5,276,400	(284)
07/11/03	EUR	34,000	CZK	1,063,979	(358)
07/11/03	EUR	45,000	CZK	1,408,253	(473)
07/11/03	PLN	223,918	EUR	50,000	87
07/11/03	EUR	55,000	CZK	1,723,123	(508)
07/11/03	EUR	58,637	HUF	15,667,800	20

07/11/03	HUF	15,667,800	EUR	60,000	$1,547
07/11/03	SKK	2,490,508	EUR	59,000	(950)
07/11/03	EUR	59,962	JPY	8,296,366	303
07/11/03	EUR	63,000	CZK	1,972,152	(640)
07/11/03	HUF	15,666,000	EUR	60,000	1,555
07/11/03	JPY	8,296,366	EUR	61,000	891
07/11/03	SKK	2,577,960	EUR	62,000	84
07/11/03	SEK	583,494	EUR	63,868	505
07/11/03	EUR	64,000	SEK	583,494	(657)
07/11/03	NOK	524,646	EUR	64,000	933
07/11/03	EUR	67,886	NOK	555,809	(1,086)
07/11/03	NOK	555,809	EUR	69,000	2,367
07/11/03	PLN	325,045	EUR	74,000	1,757
07/11/03	GBP	61,349	EUR	88,000	(133)
07/11/03	EUR	88,000	GBP	61,076	(319)
07/11/03	SKK	3,454,004	EUR	83,000	34
07/11/03	GBP	64,689	EUR	91,000	(2,198)
07/11/03	EUR	89,671	GBP	64,689	3,726
07/11/03	JPY	12,742,464	EUR	96,000	4,024
07/11/03	EUR	96,000	JPY	12,784,032	(3,677)
07/11/03	SKK	4,160,300	EUR	100,000	72
07/11/03	SKK	4,127,162	EUR	99,000	(162)
07/11/03	EUR	126,000	CZK	3,941,910	(1,368)
07/11/03	EUR	132,502	CHF	202,905	(2,193)
07/11/03	EUR	141,000	SKK	5,825,697	(1,216)
07/11/03	CHF	202,905	EUR	133,000	2,765
07/11/03	SKK	5,662,484	EUR	137,000	1,124
07/11/03	CHF	287,570	EUR	193,000	9,097
07/11/03	EUR	183,000	CHF	275,845	(6,276)
07/11/03	CHF	277,238	EUR	183,000	5,246
07/11/03	EUR	182,588	CHF	277,238	(4,772)
07/11/03	EUR	204,000	CZK	6,392,401	(1,841)
07/11/03	SKK	9,112,272	EUR	221,000	2,424
07/11/03	CZK	7,751,623	EUR	242,000	(3,950)
07/11/03	EUR	246,000	SKK	10,328,310	2,418
07/11/03	EUR	231,000	HUF	56,954,205	(20,449)
07/11/03	EUR	71,250	PLN	303,300	(4,169)
07/11/03	EUR	301,476	CZK	9,513,082	(309)
07/11/03	EUR	20,000	HUF	5,276,400	(284)
07/15/03	SKK	4,877,500	EUR	115,103	(2,302)
07/21/03	HUF	141,161,038	EUR	562,047	39,981
07/21/03	EUR	596,000	HUF	141,526,160	(77,441)
07/21/03	EUR	508,906	HUF	120,860,200	(66,059)

07/21/03	HUF	36,658,860	EUR	147,000	$11,577
07/21/03	HUF	38,904,286	EUR	157,000	13,431
07/21/03	HUF	45,662,176	EUR	184,000	15,452
07/28/03	SKK	10,545,282	EUR	246,000	(7,770)
07/28/03	EUR	108,000	SKK	4,680,828	4,821
07/28/03	EUR	54,000	SKK	2,341,710	2,446
07/28/03	EUR	87,000	SKK	3,767,231	3,789
10/22/03	EUR	70,000	SEK	640,885	(551)
10/22/03	NOK	581,350	EUR	70,000	271
10/22/03	HUF	15,667,800	EUR	57,353	(279)
10/22/03	CZK	9,469,000	EUR	299,994	266
10/22/03	CHF	184,231	EUR	120,000	937

					(78,836)

Net unrealized appreciation					$607,303

INTERNATIONAL EQUITY FUND Foreign Currency Purchase Contracts	U.S. $Cost on Origination Date	06/30/03 U.S. $ Value	Unrealized Appreciation (Depreciation)
AUD, expiring 07/24/03	$3,385,305	$3,461,148	$75,843
DKK, expiring 07/30/03	677,846	681,656	3,810
GBP, expiring 07/31/03	2,229,498	2,209,871	(19,627)
HKD, expiring 09/11/03	251,376	251,431	55
JPY, expiring 07/29/03	2,429,479	2,409,430	(20,049)
NOK, expiring 07/28/03	496,747	461,287	(35,460)
NZD, expiring 07/24/03	203,118	204,160	1,042
SGD, expiring 07/25/03	246,840	249,968	3,128
SGD, expiring 07/25/03	165,793	162,071	(3,722)

	10,086,002	10,091,022	5,020
Foreign Currency Sale Contracts
CHF, expiring 07/28/03 (2 contracts)	1,499,140	1,458,967	40,173
EUR, expiring 07/30/03	2,440,399	2,453,545	(13,146)
GBP, expiring 07/31/03	396,581	394,698	1,883
JPY, expiring 07/29/03	276,562	273,217	3,345
MXN, expiring 09/24/03	782,366	784,762	(2,396)
SGD, expiring 07/25/03	1,171,315	1,181,150	(9,835)

	6,566,363	6,546,339	20,024

Net unrealized appreciation			$25,044

NOTE G — CONTINGENT LIABILITY

 In 2002, the Funds received letters from the State of Alabama (the "State") noting that the Funds had not filed tax returns in the State for 1998. The letters instructed the Funds to either 1) pay the amounts set forth in the letters of approximately $1.4 million on the Funds' 1998 earnings, 2) submit returns for the correct liability, or 3) provide information supporting why the Funds are not taxable in the State. Management believes that the Funds are not subject to tax in the State for numerous reasons and, therefore, is vigorously resisting the attempt by the State to impose taxes on the Funds. There is the possibility that an unfavorable resolution of this issue could result in the Funds incurring taxes, which could adversely affect their performance. However, the outcome of these events is uncertain and the amount of taxes, if any, that could be incurred by the Funds is not currently estimable.

Glossary of Terms
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CZK – Czech Koruna
DEM – Deutsche Mark
DKK – Danish Krona
EUR – Euro
GBP – Pound Sterling
HKD – Hong Kong Dollar
HUF – Hungarian Forint
ILS – Israeli Shekel
ISK – Iceland Krona
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Krona
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
SGD – Singapore Dollar
SKK – Slovakian Koruna
THB – Thailand Baht
TWD – Taiwan Dollar
ZAR – South African Rand

PROTECTIVE INVESTMENT COMPANY

DIRECTORS AND OFFICERS

D. Warren Bailey, Director
G. Ruffner Page, Jr., Director
Cleophus Thomas, Jr., Director
Carolyn King, President and Chairman
Richard J. Bielen, Director, Vice President and Compliance Officer
Jerry W. DeFoor, Vice President and Chief Accounting Officer
Kevin B. Borie, Treasurer
Steve M. Callaway, Secretary

INVESTMENT MANAGER

Protective Investment Advisors, Inc.

INVESTMENT ADVISERS

Goldman Sachs Asset Management
Goldman Sachs Asset Management International

PRINCIPAL UNDERWRITER

Investment Distributors, Inc.

Protective Investment Advisors, Inc., Investment Distributors, Inc.,
Protective Life Insurance Company and Protective Life and Annuity Insurance Company
are each subsidiaries of Protective Life Corporation

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Company and Separate Account prospectuses which contain important information concerning the Company, the Separate Account and its current public offering of variable insurance and annuity contracts.

 This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

ITEM 2.    CODE OF ETHICS.

 Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

 Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

 Not applicable.

ITEM 6.    [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

 The Company's president and treasurer evaluated the effectiveness of the Company's disclosure controls and procedures as of a date within 90 days of the filing date of this report of Form N-CSR. Based on that evaluation, the Company's president and treasurer reached the following conclusions:

 The Company has effective disclosure controls and procedures that are designed to ensure that material information relating to the Company is made known to the president and the treasurer by others within the Company and its service providers;

 We do not believe there are significant deficiencies in the design or operations of internal controls which could adversely affect the Company's ability to record, process, summarize, and report financial data; and

 There have been no significant changes in the internal controls or other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEM 10.    EXHIBITS.

(a)
Not applicable.

(b)
(1)    Certification of Carolyn King, chief executive officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)
(2)    Certification of Kevin Borie, chief financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROTECTIVE INVESTMENT COMPANY (Registrant)
By:	/s/ CAROLYN KING

Carolyn King President

 Date    September 2, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CAROLYN KING

Carolyn King President

 Date    September 2, 2003

By:	/s/ KEVIN BORIE

Kevin Borie Treasurer

 Date    September 2, 2003

QuickLinks

Performance and Portfolio Review by Fund
  Protective Global Income Fund4 Managed by Goldman Sachs Asset Management International
  Protective International Equity Fund3 Managed by Goldman Sachs Asset Management International
  Protective Capital Growth Fund4 Managed by Goldman Sachs Asset Management, L.P.
  Protective Growth and Income Fund4 Managed by Goldman Sachs Asset Management, L.P.
  Protective CORESM U.S. Equity Fund Managed by Goldman Sachs Asset Management, L.P.
  Protective Small Cap Value Fund2,4 Managed by Goldman Sachs Asset Management, L.P.
PROTECTIVE GLOBAL INCOME FUND
  SCHEDULE OF INVESTMENTS
PROTECTIVE INTERNATIONAL EQUITY FUND
  SCHEDULE OF INVESTMENTS
PROTECTIVE CAPITAL GROWTH FUND
  SCHEDULE OF INVESTMENTS
PROTECTIVE GROWTH AND INCOME FUND
  SCHEDULE OF INVESTMENTS
PROTECTIVE CORE U.S. EQUITY FUND
  SCHEDULE OF INVESTMENTS
PROTECTIVE SMALL CAP VALUE FUND
  SCHEDULE OF INVESTMENTS
PROTECTIVE INVESTMENT COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
PROTECTIVE INVESTMENT COMPANY
  STATEMENTS OF OPERATIONS
PROTECTIVE INVESTMENT COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
PROTECTIVE INVESTMENT COMPANY
  FINANCIAL HIGHLIGHTS
PROTECTIVE INVESTMENT COMPANY
  NOTES TO FINANCIAL STATEMENTS
  ITEM 2. CODE OF ETHICS.
  ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
  ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
  ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
  ITEM 6. [RESERVED]
  ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
  ITEM 8. [RESERVED]
  ITEM 9. CONTROLS AND PROCEDURES.
  ITEM 10. EXHIBITS.
SIGNATURES